As filed with the Securities and Exchange Commission on October 21, 2005

                        File Nos. 333-91050 and 811-21123

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                      Pre-Effective Amendment No. ____ [__]

                       Post-Effective Amendment No. 6 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 10 [X]
                        (Check appropriate box or boxes.)

                                  AGILEX FUNDS
               (Exact name of registrant as specified in charter)

                      200 East Broward Boulevard, Suite 920
                         Fort Lauderdale, Florida 33301
                                 (954) 617-1700
                    (Address of principal executive offices)

                                 ROBERT GUNVILLE
                           200 East Broward Boulevard
                                    Suite 920
                         Fort Lauderdale, Florida 33301
                     (Name and Address of Agent for Service)

                        with a copy of communications to:

                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering:
As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box)

        X    immediately upon filing pursuant to paragraph (b)
     -------
             on (date) pursuant to paragraph (b)
     -------
             60 days after filing pursuant to paragraph (a)(1)
     -------
             on (date) pursuant to paragraph (a)(1)
     -------
             75 days after filing pursuant to paragraph (a)(2)
     -------
             on (date) pursuant to paragraph (a)(2) of rule 485.
     -------

If appropriate, check the following box:

      ------- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  AGILEX FUNDS
                       CONTENTS OF REGISTRATION STATEMENT


This registration statement is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Prospectus

     Statement of Additional Information

     Part C

     Signature Page

     Exhibit Index

     Exhibits

                                  AGILEX FUNDS



                                   PROSPECTUS


                                October 21, 2005



                 AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I
                     AGILEX PRINCIPAL PROTECTED LS SERIES I*

                   AGILEX TOTAL INDEX PROTECTED GROWTH FUND II
                       AGILEX LS PROTECTED GROWTH FUND II*

                       AGILEX TOTAL INDEX GROWTH FUND III


     *These Funds were only offered to certain High Net Worth Investors as described herein.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


ALL ABOUT THE AGILEX FUNDS...................................................1
AGILEX FUNDS SUMMARY.........................................................1
PERFORMANCE..................................................................9
FEES AND EXPENSES...........................................................12
ADDITIONAL INFORMATION ON HOW THE AGILEX FUNDS OPERATE......................17
ADDITIONAL INFORMATION ON STRATEGIES AND RISKS..............................18
MANAGEMENT..................................................................21
YOUR ACCOUNT................................................................25
OTHER INFORMATION...........................................................30
FINANCIAL HIGHLIGHTS........................................................32

ALL ABOUT THE AGILEX FUNDS


This Prospectus provides information regarding the AGILEX Principal Protected Total Index Series I (formerly known as AGILEX Principal Protected 500 Series
I), AGILEX Principal Protected LS Series I, AGILEX Total Index Protected Growth Fund II, AGILEX LS Protected Growth Fund II and AGILEX Total Index Growth Fund III (referred to individually, as a "Fund" and, collectively, as the "Funds"). You should carefully read the entire Prospectus, including the descriptions of the risks of investing in the Funds.

AGILEX FUNDS SUMMARY



--------------------------------------------------------------------------------
            IMPORTANT DATES:                        IMPORTANT INDICES:

INVESTMENT DATE FOR SERIES I: July 7,     S&P 500 INDEX means an unmanaged index
2003.                                     composed  of  common   stocks  of  500
                                          publicly  traded large  capitalization
OFFERING PERIOD FOR SERIES I: February    companies.
20, 2003 to June 30, 2003.
                                          S&P   MID-CAP   400  INDEX   means  an
PRINCIPAL PROTECTION MATURITY DATE FOR    unmanaged index composed of the common
SERIES I: July 7, 2010.                   stocks of 400 domestic  stocks  chosen
                                          for  market   size,   liquidity,   and
                                          industry group representation.

INVESTMENT DATE FOR SERIES II: January
5, 2004.                                  NASDAQ  100 INDEX  means an  unmanaged
                                          index  composed  of 100 of the largest
OFFERING PERIOD FOR SERIES II: September  and most actively traded non-financial
2, 2003 to December 29, 2003.             companies   listed   on   the   NASDAQ
                                          National  Market  tier  of The  NASDAQ
                                          Stock Market.
PRINCIPAL PROTECTION MATURITY DATE FOR
SERIES II: January 5, 2011.               RUSSELL  1000 INDEX means an unmanaged
                                          index composed of the common stocks of
INVESTMENT DATE FOR SERIES III: June 7,   the  1,000  largest  companies  in the
2004.                                     Russell 3000 Index,  which  represents
                                          approximately  92% of the total market
OFFERING PERIOD FOR SERIES III: February  capitalization  of  the  Russell  3000
17, 2004 to May 31, 2004.                 Index.

PRINCIPAL PROTECTION MATURITY DATE FOR    RUSSELL  1000  GROWTH  INDEX  means an
SERIES III: June 7, 2011.                 unmanaged index composed of the common
                                          stocks of those Russell 1000 companies
                                          with higher  price-to-book  ratios and
                                          higher forecasted growth values.

                                          RUSSELL  1000  VALUE  INDEX  means  an
                                          unmanaged index composed of the common
                                          stocks of those Russell 1000 companies
                                          with  lower  price-to-book  ratios and
                                          lower forecasted growth values.

                                          RUSSELL  2000 INDEX means an unmanaged
                                          index composed of the common stocks of
                                          the 2,000  smallest  companies  in the
                                          Russell 3000 Index,  which  represents
                                          approximately  8% of the total  market
                                          capitalization  of  the  Russell  3000
                                          Index.

                                          RUSSELL  2000  GROWTH  INDEX  means an
                                          unmanaged index composed of the common
                                          stocks of those Russell 2000 companies
                                          with higher  price-to-book  ratios and
                                          higher forecasted growth values.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          RUSSELL  2000  VALUE  INDEX  means  an
                                          unmanaged index composed of the common
                                          stocks of those Russell 2000 companies
                                          with  lower  price-to-book  ratios and
                                          lower forecasted growth values.

                                          RUSSELL  3000 INDEX means an unmanaged
                                          index composed of the common stocks of
                                          the 3,000 largest U.S. companies based
                                          on total market capitalization,  which
                                          represents  approximately  98%  of the
                                          investable U.S. equity market.

                                          RUSSELL  3000  GROWTH  INDEX  means an
                                          unmanaged index composed of the common
                                          stocks of those Russell 3000 companies
                                          with higher  price-to-book  ratios and
                                          higher forecasted growth values.

                                          RUSSELL  3000  VALUE  INDEX  means  an
                                          unmanaged index composed of the common
                                          stocks of those Russell 3000 companies
                                          with  lower  price-to-book  ratios and
                                          lower forecasted growth values.

                                          WILSHIRE 5000 INDEX means an unmanaged
                                          index    composed    of    all    U.S.
                                          Headquartered  companies  with  equity
                                          securities that have readily available
                                          price  data.  Capitalization  weighted
                                          security  returns  are used to  adjust
                                          the index.

                                          DOW JONES INDUSTRIAL  AVERAGE means an
                                          unmanaged   index   composed   of   30
                                          actively traded blue chip stocks.  The
                                          average  reflects  the  price-weighted
                                          average of these stocks.

                                          For more information on these Indices,
                                          please see the Statement of Additional
                                          Information   that   supplements  this
                                          Prospectus.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                IMPORTANT TERMS:

ADVISER means AGILEX Advisers LLC.        PROTECTED AMOUNT PERCENTAGE means 100%
                                          for the Series I Funds and 90% for the
                                          Series II and Series III Funds.

COMMON   STOCK   means  an   equity  or
ownership interest in a company.          SERIES  I  FUNDS   means  the   AGILEX
                                          Principal Protected Total Index Series
                                          I ("Total  Index  Fund I") and  AGILEX
ETFS  mean  exchange-traded  investment   Principal  Protected  LS Series I ("LS
companies  that are designed to provide   Fund I").
results   corresponding  to  an  equity
index.  ETFs  include,   among  others,   SERIES II FUNDS means the AGILEX Total
iShares, QQQs and SPDRS.                  Index Protected Growth Fund II ("Total
                                          Index   Fund   II")  and   AGILEX   LS
                                          Protected  Growth  Fund II  ("LS  Fund
FUTURES   means   futures    contracts,   II").
including Index Futures, whose value is
based  on the  value  of an  underlying
index,  such as the S&P 500  Index,  at   SERIES III FUND means the AGILEX Total
some future point.                        Index  Growth Fund III  ("Total  Index
                                          Fund III").

GOVERNMENT  SECURITIES mean securities,
including   Zero   Coupon   Treasuries,   TOTAL  INDEX  FUNDS  means  the  Total
issued  or   guaranteed   by  the  U.S.   Index Fund I, Total  Index Fund II and
Government,     its     agencies     or   Total Index Fund III.
instrumentalities.

INDEX FUNDS means all of the AGILEX       TRUST means AGILEX Funds.
Funds except the LS Funds.
                                          ZERO  COUPON   TREASURIES   mean  debt
LS FUNDS means the AGILEX Principal obligations that are issued or Protected LS Series I and AGILEX LS guaranteed by the U.S. Treasury and
Protected Growth Fund II.                 are  sold  at a  significant  discount
                                          from   their   face    value.    These
                                          securities do not pay current interest
                                          to  holders   prior  to  maturity,  a
                                          specified   redemption  date  or  cash
OPTIONS    mean    option    contracts,   payment date.
including  Index  Options,  OTC Options
and  Options  on ETFs,  whose  value is
based on the  value  of any  underlying
index,  such as the S&P 500  Index,  at
some future point.

PROTECTED  AMOUNT  means  100% (for the
Series I Funds) and 90% (for the Series
II and  Series  III Funds) of the value
of a shareholder's principal investment
in a Fund  (including  any  sales  load
charged on the  purchase of shares of a
Fund) as of its  Investment  Date based
on  the   formula  in  the   "Principal
Protection Feature" section.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
---------------------

The investment objective of each Fund is as follows.

Primary Objective:   To meet or exceed the performance of the S&P 500 INDEX over a seven-year period with absolute returns.

Secondary Objective: To protect a shareholder's Protected Amount  at the end  of the same seven-year period.

INVESTMENT STRATEGIES
---------------------

To protect your Protected Amount over a seven-year period, each Fund invested in an amount of Zero Coupon Treasuries on its Investment Date that will mature at a stated par value on or before its Principal Protection Maturity Date. Each Fund invested in an amount of Zero Coupon Treasuries that is sufficient for the Fund to be able to pay you your Protected Amount on its Principal Protection Maturity Date. The Zero Coupon Treasuries purchased by a Fund on the Investment Date are referred to herein as the "Designated Treasury Securities."

The Funds seek to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns by investing in put and call Options and in Futures on any or all of the S&P 500 Index, S&P Mid-Cap 400 Index, NASDAQ 100 Index, Russell 1000 Index, Russell 1000 Growth Index, Russell 1000 Value Index, Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index, Russell 3000 Index, Russell 3000 Growth Index, Russell 3000 Value Index, Wilshire 5000 Index and Dow Jones Industrial Average. The equity investment strategy of each Fund is designed to capture the upward movement of the various indices in which it may invest and minimize the Fund's exposure to downward movement in those indices.

The Adviser applies its proprietary models to implement each Fund's strategy. When the models indicate that markets are strengthening, the Adviser seeks to participate in the positive movement of an index by increasing a Fund's exposure to that index, while maintaining minimum cash levels. When the models indicate that markets are weakening, the Adviser seeks to limit a Fund's exposure to an index by reducing the Fund's investment in that index, by increasing cash levels and, for the LS Funds, potentially shorting an index in appropriate circumstances to enhance the performance of the Fund. The Adviser achieves short exposure through the purchase of put Options and not through the use of short sales. The Adviser determines the level and degree of exposure of each Fund and the appropriate indices in which to invest.


In this connection, the Adviser uses Over-the-Counter Options ("OTC Options"), Index Options, Options on ETFs and Futures because they provide increased exposure to an index's performance without buying the underlying securities comprising the index. The use of Options also permits a Fund to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option. The Adviser may invest a Fund's assets directly in ETFs. As a defensive measure, the Adviser also may invest a Fund's assets (other than assets invested in Designated Treasury Securities) without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents.

NO FUND WILL PURCHASE SECURITIES ON MARGIN OR MAKE SHORT SALES OF SECURITIES.

Because the Funds invest in Options and Futures, each Fund may treat a greater portion of the gain on its investments (I.E., certain Options and Futures) held for a year or less as long-term capital gain compared to typical equity funds that do not invest in Options and Futures to the same extent. This is so because, under the Internal Revenue Code, a Fund will treat the gain or loss it recognizes on the actual or deemed disposition of certain Options and Futures (including those held for a year or less) as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income (other than certain dividends). SEE "Other Information - Taxes."

PRINCIPAL PROTECTION FEATURE
----------------------------

The Adviser determined the Protected Amount Percentage for each Fund based on interest rate conditions at the approximate time of the offering of each Fund and the percentage of total assets required to be used to purchase Designated Treasury Securities to repay the applicable Protected Amount on the Principal Protection Maturity Date.

For Series I Funds, the Protected Amount Percentage equals 100%.

For Series II and Series III Funds, the Protected Amount Percentage equals 90%.

The amount of Designated Treasury Securities purchased by a Fund equaled the price of the 7-year Zero Coupon Treasuries maturity at par ($100) on the Investment Date times the Protected Amount Percentage. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series I Funds equaled $79.75. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series II Funds equaled $76.32. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series III Fund equaled $73.05.

Each Fund then invested in the Designated Treasury Securities to provide the funds necessary to pay your Protected Amount at maturity. If you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of the net asset value of your shares of the Fund ("NAV") or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and the other conditions to principal protection described in this Prospectus.


If you redeem (sell) or exchange any of your shares of a Fund before the Principal Protection Maturity Date, you will reduce your Protected Amount by the same percentage amount as the reduction in the amount of your current investment in the Fund. For example, if you invested $10,000 in the Total Index Fund I (with a Protected Amount Percentage of 100%), and one year later the value of your investment is $12,000 and you sell $1,200 worth of shares (I.E., 10% of $12,000), your Protected Amount will be reduced by 10% to $9,000. If after one year, the value of your investment is $8,000 and you sell $1,200 worth of shares (I.E., 15% of $8,000), your Protected Amount will be reduced by 15% to $8,500. Similarly, if you do not reinvest all your dividends and other distributions, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value.

PROFIT PROTECTION FEATURE
-------------------------

From time to time, you may be given the option to protect some or all of any profits on your investment in a Fund by electing to rollover some or all of your account value as of the close of business on the rollover date to the same class of shares of a new AGILEX Fund then being offered without paying a sales load.

Such a rollover is a taxable event, and you may recognize gain for federal income tax purposes. Your rollover amount must meet the minimum investment required by the new fund. During the Offering Period for the new fund, your rollover amount will be invested in the new fund. By electing the Profit Protection Feature, you are able to establish a new Protected Amount in a new fund with a new principal protection period that will begin as of the Investment Date for the new fund. If you rollover a portion of your existing account value, your Protected Amount in the original Fund will be reduced as described above under "Principal Protection Feature."


If you are interested in this rollover option, please contact your investment adviser for a copy of the prospectus for the new fund.

The Trust intends to offer additional funds on a periodic basis. However, there is no assurance that additional funds will be offered, that any such fund will offer the class of shares that you purchased from your original fund, or that additional funds will be offered at the time you wish to effect a rollover.

PRINCIPAL RISKS OF INVESTING IN A FUND
--------------------------------------

The principal risks of an investment in a Fund are interest rate risk, credit risk, market risk, management risk and derivatives risk.

Interest rate risk is the risk that changes in interest rates will affect a Fund's investments, including investment in the Designated Treasury Securities used to fund your Protected Amount. Increases in interest rates may cause a decline in the value of a Fund's investment in the Designated Treasury Securities during the period between its Investment Date and its Principal Protection Maturity Date, which could result in a loss to you if you were to sell your shares in a Fund before its Principal Protected Maturity Date. However, it is not expected that interest rate risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date or the ability of a Fund to pay your Protected Amount if the Designated Treasury Securities are held until their maturity.

Credit risk is the risk that the issuer of a security or other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. It is not expected that credit risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date.

Market risk is the risk that the value of a Fund's investments, including its investment in Designated Treasury Securities, will fluctuate and that prices overall will decline over short- or long-term periods. Each Fund uses investment techniques that could be considered aggressive, including, for example, the use of Futures on equity indices. There is no assurance that a Fund will achieve its investment objective. If a Fund's investments were to experience drastic or sustained losses, it could be necessary for the Fund to sell Designated Treasury Securities to pay its expenses, which would reduce the funds available to the Fund to pay the Protected Amount to shareholders on its Principal Protection Maturity Date. If insufficient Designated Treasury Securities exist on a Fund's Principal Protection Maturity Date, it is possible, although unlikely, that the Fund would be unable to pay the full Protected Amount, if necessary.

Management risk is the risk that the Adviser's strategies and securities selections might not produce the intended results.


Adviser risk is the risk that the Adviser will not have the resources necessary to continue to manage the Funds.


Derivatives risk relates to the use of derivative instruments such as Options and Futures. Options and Futures require special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in an Option or Future may be much greater than the instrument's original cost.

A Fund does not provide a specific return on your capital and does not ensure that you will experience an overall positive return from your investment in the Fund.

You would not receive your full Protected Amount on the Principal Protection Maturity Date if:

     o You redeem some or all of your shares in a Fund prior to the Principal Protection Maturity Date or fail to reinvest all of your dividends and other distributions in additional shares of the Fund;


     o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to its Principal Protection Maturity Date; however, each Fund seeks, but is not required, to maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses; or

     o The Fund liquidates and terminates its operations prior to the Principal Protection Maturity Date.


An  investment  in a Fund  is not a  deposit  of a bank  and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

OFFERING PERIOD AND INVESTMENT DATE
-----------------------------------

Each Series I Fund had an Offering Period that began on February 20, 2003 and ended on June 30, 2003. Each Series II Fund had an Offering Period that began on September 2, 2003 and ended on December 29, 2003. The Series III Fund had an Offering Period that began on February 17, 2004 and ended on May 31, 2004.
During the respective Offering Periods, each Fund accepted orders to purchase shares. Any funds you sent to a Fund during its Offering Period were invested in that Fund, less any applicable sales load, while you were waiting for the Investment Date for the Fund. During the Offering Period, each Fund invested in Government Securities, cash and cash equivalents. On the Investment Date, the Fund converted its assets to Designated Treasury Securities and other instruments as described in this Prospectus.

WHO MAY WANT TO INVEST IN A FUND
--------------------------------

A Fund may be appropriate for you if you:

     o Seek potential for growth but place a premium on capital preservation, and

     o  Have an investment time horizon of at least seven years.

A Fund may NOT be appropriate for you if you:

     o  Need regular income, or

     o  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE



The following information gives you some indication of the risks of investing in certain Funds by illustrating the changes in the Fund's performance from year to year and comparing the Fund's performance to the performance of a market index. Returns (before and after taxes) are based on past results and are not an indication of future performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance history will be available for the Total Index Fund II, LS Fund II and Total Index Fund III after the Funds have one calendar year of investment operations.


                               TOTAL INDEX FUND I
                              Calendar Year Return

                                ----------------
                                     (0.41%)
                                ----------------
                                      2004
                                ----------------

                      HIGHEST AND LOWEST QUARTERLY RETURNS
        (for the periods shown in the chart above for Total Index Fund I)

                             2.96%     1st quarter 2004

                            (4.55)%    2nd quarter 2004


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                                                                         1 YEAR    LIFE OF FUND*

 TOTAL INDEX FUND I
   Return Before Taxes                                                   (0.41)%       (1.62)%
   Return After Taxes on Distributions                                   (4.64)%       (5.60)%
   Return After Taxes on Distributions                                   (3.02)%       (3.24)%
      and Sale of Fund Shares
 S&P 500 INDEX  (reflects no  deduction  for fees,  expenses or taxes)   10.88%        15.43%
  * Returns from July 7, 2003.

                                    LS FUND I
                              Calendar Year Return

                                ----------------
                                     (1.88%)
                                ----------------
                                      2004
                                ----------------

                      HIGHEST AND LOWEST QUARTERLY RETURNS
            (for the periods shown in the chart above for LS Fund I)

                             4.76%  1st quarter 2004

                            (6.38)% 2nd quarter 2004



                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                                                                           1 YEAR    LIFE OF FUND*

      LS FUND I
        Return Before Taxes                                                (1.88)%       (0.89)%
        Return After Taxes on Distributions                                (2.06)%       (1.03)%
        Return After Taxes on Distributions                                (0.98)%       (0.36)%
           and Sale of Fund Shares
      S&P 500 INDEX  (reflects no deduction  for fees, expenses or taxes)  10.88%        15.43%
        * Returns from July 7, 2003.

FEES AND EXPENSES


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds based on their current fees and expenses.

SHAREHOLDER FEES - TOTAL INDEX FUND I (FEES PAID DIRECTLY FROM YOUR INVESTMENT) Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)                                4.25%*

Maximum Deferred Sales Charge (Load) Imposed on
Purchases
  (as a % of purchase or sales price, whichever is lower)    None
*  Maximum sales load, as applicable, is charged on an investment in the Fund.

ANNUAL TOTAL INDEX FUND I OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (1)
Management Fees (2)                                       0.50%
Rule 12b-1 Fees (3)                                       0.82%
Other Expenses                                            4.79%
                                                          -----
Total Annual Fund Operating Expenses                      6.11%
                                                          =====

(1) The Total Index Fund I's fees and expenses have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related, and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period. Under the Trust's Rule 12b-1 Plan, the Total Index Fund I pays a distribution fee equal to an annual rate of 0.50% of the Fund's average daily net assets plus its pro rata portion of the Distributor's $18,000 annual fee for serving as the Trust's principal underwriter.


SHAREHOLDER FEES - TOTAL INDEX FUND II (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                $10,000   $100,000   $250,000
                                                                  TO         TO         TO       $500,000 OR
                                                                $99,999   $249,999   $499,999       MORE
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)                                      4.50%*    3.50%*     2.50%*      1.50%*
Maximum Deferred Sales Charge (Load) Imposed on
  Purchases                                                       None      None       None        None
  (as a % of purchase or sales price, whichever is lower)
*  Maximum sales load, on an investment in the Fund.

ANNUAL TOTAL INDEX FUND II OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
Management Fees (1)(2)                                     0.50%
Rule 12b-1 Fees (3)                                        0.75%
Other Expenses  (1)                                        4.10%
                                                           -----
Total Annual Fund Operating Expenses                       5.35%
                                                           =====

(1) The Total Index Fund II's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.


SHAREHOLDER FEES - TOTAL INDEX FUND III (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                $25,000    $100,000  $250,000
                                                                  TO          TO        TO       $500,000 OR
                                                                $99,999    $249,999  $499,999       MORE
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)                                      4.75%*      3.75%*    2.75%*      1.75%*
Maximum Deferred Sales Charge (Load) Imposed on
 Purchases                                                        None        None      None        None
  (as a % of purchase or sales price, whichever is lower)
*  Maximum sales load, on an investment in the Fund.

ANNUAL TOTAL INDEX FUND III OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees(1)(2)                                      0.81%
Rule 12b-1 Fees(3)                                         0.75%
Other Expenses (1)                                         4.03%
                                                           -----

Total Annual Fund Operating Expenses                       5.59%
                                                           =====

(1) The Total Index Fund III's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.


     SHAREHOLDER FEES - LS FUND I (FEES PAID DIRECTLY FROM YOUR INVESTMENT) Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)                                 4.25%
Maximum Deferred Sales Charge (Load) Imposed on
Purchases                                                    None
  (as a % of purchase or sales price, whichever is lower)
*  Maximum sales load, as applicable, is charged on an investment in each Fund.

ANNUAL LS FUND I OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (1)
Management Fees(2)                                         0.13%
Rule 12b-1 Fees(3)                                         0.68%
Other Expenses                                             4.46%
                                                           -----
Total Annual Fund Operating Expenses                       5.27%
                                                           =====

(1) The LS Fund I's fees and expenses have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) The management fee is 0.125% plus 12.5% of the amount by which the return of the LS Fund I at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. During the LS Fund I's last fiscal year, there was no performance adjustment. For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period. Under the Trust's Rule 12b-1 Plan, the LS Fund I pays a distribution fee equal to an annual rate of 0.50% of the Fund's average daily net assets plus its pro rata portion of the Distributor's $18,000 annual fee for serving as the Trust's principal underwriter.


SHAREHOLDER FEES - LS FUND II (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                $10,000    $100,000   $250,000
                                                                  TO          TO         TO       $500,000 OR
                                                                $99,999    $249,999   $499,999         MORE
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)                                      4.50%*     3.50%*     2.50%*       1.50%*
Maximum Deferred Sales Charge (Load) Imposed on
Purchases                                                         None       None       None         None
  (as a % of purchase or sales price, whichever is lower)
*  Maximum sales load, on an investment in the Fund.

ANNUAL LS FUND II OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
Management Fees(1)(2)                                      0.13%
Rule 12b-1 Fees(3)                                         0.75%
Other Expenses(1)                                          3.97%
                                                           -----
Total Annual Fund Operating Expenses                       4.85%
                                                           =====

(1) The LS Fund II's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) The management fee is 0.125% plus 12.5% of the amount by which the return of the LS Fund II at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. During the LS Fund II's last fiscal year, there was no performance adjustment. For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees are assessed during the Offering Period.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $25,000 in the Total Index Fund III (and $10,000 for each other Fund) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, the Fund's expenses are equal to the Total Annual Operating Expenses as stated in the tables above and remain the same throughout each period, and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


TOTAL INDEX FUND I
   After One Year                                          $1,007
   After Three Years                                       $2,151
   After Five Years                                        $3,270
   After Seven Years                                       $4,364
TOTAL INDEX FUND II
   After One Year                                          $960
   After Three Years                                       $1,975
   After Five Years                                        $2,982
   After Seven Years                                       $3,983
TOTAL INDEX FUND III
   After One Year                                          $2,515
   After Three Years                                       $5,146
   After Five Years                                        $7,746
   After Seven Years                                       $10,315
LS FUND I
   After One Year                                          $929

   After Three Years                                       $1,933
   After Five Years                                        $2,931
   After Seven Years                                       $3,924
LS FUND II
   After One Year                                          $914
   After Three Years                                       $1,843
   After Five Years                                        $2,775
   After Seven Years                                       $3,709

ADDITIONAL INFORMATION ON HOW THE AGILEX FUNDS OPERATE

Each Fund has a primary investment objective of seeking to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns and a secondary objective of protecting your Protected Amount at the end of the same seven-year period. There is no assurance that a Fund will achieve its investment objective. A Fund's investment objective may be changed without shareholder approval.


PRINCIPAL PROTECTION FEATURE

Your Protected Amount equals 100% (for Series I Funds) and 90% (for Series II and Series III Funds) of your initial investment (including any sales load charged on the purchase of shares of the Fund) as of the applicable Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

     o Except in connection with the Profit Protection Feature, you may NOT redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all your shares in a Fund prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

     o Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:


     o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund seeks, but is not required to, maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses; or

     o The Fund liquidates and terminates its operations prior to the Principal Protection Maturity Date.

The Profit Protection Feature may be terminated at any time. In addition, there is no guarantee that a new Fund with the same investment objective and strategies will be offered in the future.


PRINCIPAL PROTECTION MATURITY DATE
----------------------------------

On the Principal Protection Maturity Date, you may elect to redeem your shares or to exchange your shares of a Fund for shares of a new Fund, if any, to be offered on the Principal Protection Maturity Date. Prior to its Principal Protection Maturity Date, you will be sent a prospectus for the new Fund, if available. Because an exchange is a sale and purchase of shares, you will be subject to the new Fund's sales charge on the subsequent purchase of shares and any gain on the exchanged shares would be taxable.

If you do not elect to redeem or exchange shares on the Principal Protection Maturity Date, a Fund will liquidate its portfolio holdings to the extent necessary to redeem your shares and provide you with the greater of NAV or your Protected Amount owed to you by the Fund.

You may obtain your Protected Amount(s) by calling (800) 356-5740.

SUMMARY
-------

In summary, if you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of NAV or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and other conditions described in this Prospectus.

ADDITIONAL INFORMATION ON STRATEGIES AND RISKS


ZERO COUPON TREASURIES. Zero Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Treasuries must be included ratably in the income of a Fund as the income accrues, even though payment has not been received. Because interest on Zero Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. It is not expected that this risk will affect the ability of a Fund to receive the par value of its investments in Zero Coupon Treasuries on their maturity date or the ability of a Fund to pay a shareholder's Protected Amount if the Zero Coupon Treasuries are held until maturity.

OPTIONS ON INDICES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on stock indices and put and call Options on ETFs on stock indices. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Adviser will purchase put Options for the Funds (except the LS Funds) only as a risk reducing technique. A stock index option and an ETF option are an option contract whose value is based on the value of a stock index at some future point in time. A stock index fluctuates with changes in the market values of the stocks included in the index.

Each Fund may also write (or sell) put and call Options on stock indices for the purpose of realizing the Fund's investment objective. When writing (selling) call and put options, the Funds will "cover" these positions by purchasing a call or put Option on the same index.

The effectiveness of purchasing or writing stock index Options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of Options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

By writing (selling) a call Option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put Option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

OPTIONS ON FIXED-INCOME SECURITIES AND EQUITY SECURITIES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on equity and fixed-income securities. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Adviser will purchase put Options for the Funds (except the LS Funds) only as a risk reducing technique. Each Fund also may write (or sell) exchange-traded or over-the counter put and call Options on equity and fixed-income securities. When writing (selling) call and put Options, the Funds will "cover" these positions by purchasing a call or put Option in the same security.

A call Option is a contract under which the purchaser of the call Option, in return for a premium paid, has the right to buy the security underlying the Option at a specified price at any time during the term of the Option. The writer of the call Option, who receives the premium, has the obligation upon exercise of the Option to deliver the underlying security against payment of the exercise price. A put Option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the Option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the Option, the underlying security at the exercise price. The amount of a premium received or paid for an Option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OTC Options are transacted directly with dealers and not on an exchange. Thus, they entail the risk of non-performance by the dealer.

ETFS OR EXCHANGE TRADED FUNDS. Each Fund may invest up to 10% of its total assets in shares of ETFs. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares").

ETFs may trade at relatively modest discounts and premiums to their net asset values. However, some ETFs have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of these ETFs for extended periods or over complete market cycles. In addition, there is no assurance that the listing requirements of the various exchanges on which ETFs trade will be met to continue listing on that exchange. If substantial market or other disruptions affecting ETFs occur in the future, the liquidity and value of the assets of a Fund that invests therein, and thus the value of the Fund's shares, could also be substantially and adversely affected if a shareholder sells his or her shares in the Fund prior to the Principal Protection Maturity Date. If such disruptions were to occur, a Fund could be required to reconsider the use of ETFs as part of its investment strategy.

FUTURES. Each Fund may purchase or sell Futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like Options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

SHORT-TERM INSTRUMENTS. As part of its investment strategy and to respond to adverse market, economic, political or other conditions, a Fund may invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

MANAGEMENT


Each Fund is a series of the Trust, an open-end management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of a Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Adviser serves as investment adviser for each Fund. The Adviser is located at 200 East Broward Boulevard, Suite 920, Fort Lauderdale, Florida 33301. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is a limited liability company controlled by AGILEX Holdings LLC. The Adviser provides investment advisory services to mutual funds and had approximately $15 million in assets under management as of September 30, 2005 and has been managing money since 2003. The Adviser's principal officers collectively have provided investment advisory and management services to clients, including major institutions, for over 50 years.


The Trust, on behalf of each Index Fund (except the Total Index Fund III), pays the Adviser a fee as a percentage of aggregate average daily net assets of all the Index Funds (except the Total Index Fund III) at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

The Trust, on behalf of the Total Index Fund III, pays the Adviser a fee as a percentage of aggregate average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets.

The Trust, on behalf of the LS Funds, pays the Adviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.


With respect to the Total Index Fund II, the Adviser has contractually agreed with the Trust to limit its management fee with respect to the Total Index Fund II so that the aggregate annual management fee paid by the Fund does not exceed the sum of (i) 0.20% of the average daily net assets of the Fund invested in Designated Treasury Securities, plus (ii) 1.00% of the average daily net assets of the Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by the Fund exceed 0.50% of its average daily net assets. This arrangement will remain in effect until December 31, 2005 and will be considered for renewal by the Adviser and the Trust's Board on an annual basis.

For the fiscal year ended December 31, 2004, each Fund paid an aggregate advisory fee (net of any waivers and reimbursements) equal to the amount shown in the table below. These amounts include fees paid to the Trust's former investment sub-adviser, which served until September 30, 2004.

--------------------------------------------------------------------------------
ADVISORY FEES PAID BY THE FUNDS IN 2004
--------------------------------------------------------------------------------
FUNDS                                        ANNUAL RATE*
                           (AS A % OF AVERAGE NET ASSETS, NET OF WAIVERS AND
                                            REIMBURSEMENTS)
--------------------------------------------------------------------------------
SERIES I FUNDS
--------------------------------------------------------------------------------
Total Index Fund I                               0.19%
--------------------------------------------------------------------------------
LS Series I Fund                                 0.52%
--------------------------------------------------------------------------------
SERIES II FUNDS
--------------------------------------------------------------------------------
Total Index Fund II                              0.30%
--------------------------------------------------------------------------------
LS Series II Fund                                0.27%
--------------------------------------------------------------------------------
SERIES III FUNDS
--------------------------------------------------------------------------------
Total Index Fund III                             0.31%
--------------------------------------------------------------------------------
* Includes amounts paid to the Trust's former sub-adviser under a separate investment subadvisory agreement with the Trust and the Adviser. Under that agreement, the sub-adviser was paid fees at the following maximum annual rates (as a percentage of average net assets): (1) for each Fund (except the Total Index Fund III and the LS Funds), 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets; (2) for the Total Index Fund III, 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.18% of the excess over $2 billion up to $3 billion of such assets, 0.16% of the excess over $3 billion up to $4 billion of such assets, and 0.14% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 0.90% of the excess over $2 billion up to $3 billion of such assets, 0.80% of the excess over $3 billion up to $4 billion of such assets, and 0.70% of the excess over $4 billion of such assets; and (3) for each LS Fund, 0.125% plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

A discussion of the basis for the decision by the Trust's Board to approve the investment advisory agreement with the Adviser is available in the Trust's SAI.


MANAGEMENT OF THE FUNDS
-----------------------

Management of the Funds is provided by Mr. William J. O'Hearn, the Adviser's Chief Investment Officer. He has held this position since October 1, 2004. Mr. O'Hearn is responsible for the development of the Adviser's investment management programs and products. He also is responsible for the implementation of all portfolio management and execution. Mr. O'Hearn has over 15 years' experience in the investment management industry, most recently as chief investment officer and portfolio manager of his own management firm where he served as a subadviser for mutual funds and hedge funds. Prior to that, he was a senior portfolio manager for McKinley Capital Management where he managed a long/short hedge fund with approximately $100 million in assets. He began his career as a portfolio manager with Navellier & Associates in 1990 managing a growth stock portfolio with approximately $400 million in assets for institutional and high net worth clients. He holds a B.S. in Business Management and Economics from The State University of New York.

The SAI contains additional information about Mr. O'Hearn's compensation, other accounts he manages and his ownership of shares of the Funds.

OTHER SERVICE PROVIDERS
-----------------------

Citco Mutual Fund Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (the "Distributor") of the shares of each Fund. The Distributor acts as the representative of the Trust in connection with the offering of the shares of each Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of a Fund.

Citco Mutual Fund Services, Inc. ("Citco") provides administrative, accounting and transfer agency services to the Funds, and Wachovia Bank N.A. provides custodian services to the Funds.



Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221, serves as counsel to the Trust.


FUND EXPENSES
-------------

Each Fund pays for its own expenses, including expenses related to the offering of Fund shares. Pursuant to the Advisory Agreement with the Trust, the Adviser may advance certain Fund expenses related to the offering of Fund shares, which are reimbursed by the Fund. The expenses of each Fund are comprised of the Fund's expenses as well as Trust expenses that are allocated among the series of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Funds. Any fee waiver or expense reimbursement increases investment performance of a Fund for the period during which the waiver or reimbursement is in effect.

DISTRIBUTION AND SHAREHOLDER SERVICE EXPENSES
---------------------------------------------


Each Series I Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), under which the Trust may pay monthly fees on behalf of each Series I Fund at an annual rate of up to 0.50% of the average net assets of each Fund. Because these fees are paid out of the assets of a Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser) for providing distribution-related, marketing and other services to shareholders.

The Total Index Fund I also pays 0.25% of the average daily net assets of the Fund for the servicing of shareholder accounts. The LS Fund I pays 0.10% of the average daily net assets of the Fund for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

Each Series II and Series III Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Trust may pay monthly fees on behalf of each Series II and Series III Fund at an annual rate of up to 0.75% of the average net assets of each Fund. Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser and Distributor) for providing distribution-related, marketing and other services to shareholders, including reimbursement for past expenses of providing such services.

Each Series II and Series III Fund also pays 0.25% of its average daily net assets for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

The Trust also pays the Distributor an annual fee of $18,000 for its services to the Trust. This fee is payable monthly and is allocated to the Funds based on their respective net assets. For the Series I Funds, this fee is in addition to the 0.50% distribution fee payable under the Rule 12b-1 distribution plan in effect for those Funds. For the Series II and Series III Funds, this fee is paid out of the proceeds of the Rule 12b-1 distribution fee payable under the Rule 12b-1 distribution plan in effect for those Funds.

YOUR ACCOUNT


HOW TO CONTACT A FUND
---------------------

WRITE TO US AT:                             OVERNIGHT ADDRESS:
      AGILEX Funds                                AGILEX Funds
      c/o Citco Mutual Fund Services, Inc.        c/o Citco Mutual Fund
      PO Box C1100                                Services, Inc.
      Southeastern, PA 19398-1100                 83 General Warren Blvd.
                                                  Suite 200
                                                  Malvern, PA 19355

WIRE INVESTMENTS (OR ACH                     TELEPHONE US AT:
PAYMENTS) TO:                                     (800) 356-5740 (toll free)
      Wachovia Bank
      ABA # 031201467
      DDA # 2000013369134
      Attn:  AGILEX Funds
      Fund Name
      Account Name
      Account Number

GENERAL INFORMATION
-------------------


You may  redeem  (sell)  shares of a Fund at the net asset  value of the  shares
(NAV) plus any applicable sales load next calculated after Citco receives your request in proper form (as described in this Prospectus). For instance, if Citco receives your redemption request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable contingent deferred sales load. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency.


The NAV of each Fund is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the last bid and asked price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board.

All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board and in accordance with procedures adopted by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to ensure that each Fund's NAV fairly reflects security values as of the time of pricing.


TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees (other than sales loads) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

ACCOUNT REQUIREMENTS
--------------------

TYPE OF ACCOUNT                             REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT
ACCOUNTS

Individual   accounts  are  owned  by  one  Instructions  must be  signed by all
person,   as   are   sole   proprietorship  persons  required to sign exactly as
accounts. Joint accounts can have two or their names appear on the account more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA) Depending on state laws, you can set These custodial accounts provide a way to up a custodial account under the give money to a child and obtain tax UGMA or the UTMA benefits The custodian must sign instructions in a manner indicating custodial capacity

BUSINESS ENTITIES                           Submit   a    Corporate/Organization
                                            Resolution form or similar document

                                            The trust must be established before
                                            an account can be opened

TRUSTS Provide a certified trust document, or the pages from the trust document, that identify the trustees


The Funds are intended to be long-term investment vehicles for investors. Shares of each Fund were available for investment only during a limited offering period and for reinvestment of dividends and distributions. Shares of a Fund are not otherwise available for investment. During the Offering Period for each Fund, the proceeds of any investment in Trust shares were held in cash and short-term investments until the Investment Date. Under these circumstances, the Trust's Board has determined that there is no opportunity for frequent purchases and redemptions of Fund shares that may constitute "market timing" (i.e., arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of pricing inefficiencies) and disadvantage shareholders. Thus, the Board has not adopted policies or procedures with respect to frequent purchases and redemptions of Fund shares.


SELLING SHARES
--------------

Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by Citco.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

     o  Prepare a written request including:
     o  Your name(s) and signature(s)
     o  Your account number
     o  The Fund name
     o  The dollar amount or number of shares you want to sell
     o  How and where to send the redemption proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation


BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")


BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
     o  Your account number
     o  Exact name(s) in which the account is registered
     o  Additional form of identification
o    Redemption proceeds will be:
     o  Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as Citco takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o  Written requests to redeem $100,000 or more
     o  Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $500 ($250 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the operations of a Fund (for example, if it represents more than 1% of the assets of a Fund).

LOST ACCOUNTS. A Fund will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Fund determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to a Fund will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may be able to exchange your shares of a Fund for shares of certain other series of the Trust then offered. For a list of Funds available for exchange, you may call Citco. If you exchange into a Fund that has a sales load, you will have to pay any difference between the sales load of the Fund originally purchased and the sales load of the class of shares of the Fund purchased upon exchange. Because exchanges are a sale and purchase of shares, any gain on the exchanged shares would be taxable. You must meet the eligibility requirements of the LS Funds in order to exchange into those Funds.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as Citco takes reasonable measures to verify that the order is genuine.

                                HOW TO EXCHANGE

BY MAIL
o    Prepare a written request including:
     o  Your name(s) and signature(s)
     o  Your account number
     o  The names of each Fund you are exchanging
     o  The dollar amount or number of shares you want to sell (and  exchange) o
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and documentation
BY TELEPHONE
o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o  Your account number
     o  Exact name(s) in which account is registered
     o  Additional form of identification

RETIREMENT ACCOUNTS
-------------------

The Funds offer individual retirement accounts ("IRAs"), including traditional and Roth IRAs. The Funds may also be appropriate for other retirement accounts or Coverdell Education Savings Accounts ("CESAs"). Before investing in any IRA, other retirement account or CESA, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION


DISTRIBUTIONS
-------------

Each Fund distributes its net investment income and realized net capital gains at least annually. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after the shares are issued.

If you elect to receive your distributions in cash, you will reduce your Protected Amount by the same percentage amount that the distribution represents of your total account value as of the time of the distribution.

For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional Fund shares.

TAXES
-----

The Funds generally intend to operate so that they will not be liable for federal income or excise tax.

A Fund's distributions of net income (including the excess of net short-term capital gain over net long-term capital loss) are taxable to you as ordinary income, and a small portion thereof is expected to qualify for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003). A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have held your shares of a Fund. Any such distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of 2008 will be subject to a 15% maximum federal income tax rate for individual shareholders. Distributions may also be subject to certain state and local taxes.

The redemption or exchange of shares of a Fund is a taxable transaction for income tax purposes. Any capital gain an individual shareholder recognizes on a sale or exchange through the end of 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed Options and Futures. In general, a Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at that time at its fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss a Fund recognizes on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. Each Fund will send you information about the income tax status of distributions paid during a year shortly after December 31 of that year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION
------------

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance for the past two fiscal years or shorter periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2003 and 2004 fiscal years has been audited by Deloitte & Touche, LLP, whose report, along with each Fund's financial statements, are included in the Annual Report to Shareholders, which is available upon request. Cohen McCurdy, Ltd. serves as the Trust's current independent registered public accounting firm.

AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I (formerly,  the AGILEX Principal
Protected 500 Series I)
                                                                BLUE SHARES
                                                   ------------------------------------------
                                                     FOR THE        FOR THE       FOR THE
                                                   SIX MONTHS        YEAR         PERIOD
                                                  ENDED JUNE 30,    ENDED         ENDED
                                                      2005        DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)       2004          2003*
                                                   ------------- -------------- -------------

NET ASSET VALUE, BEGINNING OF PERIOD..............   $  9.77       $  9.81      $  10.00
                                                     -------       -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)**.................     (0.15)        (0.13)        (0.19)
   Net Realized and Unrealized Gain (Loss)........      0.03          0.09          0.00(c)
                                                        ----          ----          ----
     TOTAL FROM INVESTMENT OPERATIONS.............     (0.12)        (0.04)        (0.19)
                                                       ------        ------        ------

NET ASSET VALUE - END OF PERIOD...................   $  9.65       $  9.77      $   9.81
                                                     =======       =======      ========

TOTAL RETURN (a)..................................     (1.23)%(b)    (0.41)%       (2.00)%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS)..........   $  2,015      $  3,086     $   4,092

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements(e)...      6.11%***      8.65%         6.90%***
   After Expense Waivers and Reimbursements ......      6.11%***      4.27%         5.29%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
   NET ASSETS: ...................................
   Before Expense Waivers and Reimbursements(e)...     (3.14)%***   (5.68)%       (4.41)%***
   After Expense Waivers and Reimbursements ......     (3.14)%***   (1.31)%       (2.80)%**

PORTFOLIO TURNOVER RATE(d) .......................         0%        0%             48%

*    Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.
(a) Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Non-annualized.
(c)  Amount represents less than $0.005 per share.
(d)  Does not include the effect of short-term options.
(e) During fiscal years 2003 and 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $62,406 and $147,018, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.


AGILEX PRINCIPAL PROTECTED LS SERIES I


                                                                BLUE SHARES
                                                  -------------------------------------------
                                                     FOR THE        FOR THE       FOR THE
                                                   SIX MONTHS        YEAR         PERIOD
                                                  ENDED JUNE 30,    ENDED         ENDED
                                                      2005        DECEMBER  31, DECEMBER  31,
                                                   (UNAUDITED)       2004          2003*
                                                  -------------- -------------- -------------

NET ASSET VALUE, BEGINNING OF PERIOD...............  $  9.57       $  9.92        $ 10.00
                                                     -------       -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)**.....                 (0.11)        (0.22)         (0.19)
   Net Realized and Unrealized Gain (Loss).........    (0.12)         0.03           0.26
                                                       ------         ----           ----
     TOTAL FROM INVESTMENT OPERATIONS..............    (0.23)        (0.19)          0.07
                                                       ------        ------          ----

LESS DISTRIBUTIONS
   Distributions from Net Realized Gains                0.00         (0.16)         (0.15)

NET ASSET VALUE - END OF PERIOD....................  $  9.34       $  9.57        $  9.92
                                                     =======       =======        =======

TOTAL RETURN(a) ...................................   (2.40)%(b)     (1.88)%         0.67%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS)...........  $   495       $   848        $ 1,311

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements(d)....   5.27%***       12.87%          9.24%***
   After Expense Waivers and Reimbursements .......   5.27%***        5.13%          5.17%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements(d)....  (2.35)%***     (10.00)%        (6.76)%***
   After Expense Waivers and Reimbursements .......  (2.35)%***      (2.26)%        (2.69)%***

PORTFOLIO TURNOVER RATE(c) ........................     0%               0%              101%

*     Commencement of operations was April 17, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***   Annualized.
(a) Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Non-annualized.
(c)  Does not include the effect of short-term options.
(d) During fiscal years 2003 and 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,687 and $87,781, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.


AGILEX TOTAL INDEX PROTECTED GROWTH FUND II

                                                     FOR THE        FOR THE       FOR THE
                                                   SIX MONTHS        YEAR         PERIOD
                                                  ENDED JUNE 30,    ENDED         ENDED
                                                      2005        DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)       2004          2003*
                                                  -------------- -------------- -------------

NET ASSET VALUE, BEGINNING OF PERIOD..............    $10.06       $ 10.00       $ 10.00
                                                      ------       -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)**.................     (0.10)        (0.13)         0.00
   Net Realized and Unrealized Gain (Loss)........     (0.15)         0.19          0.00
                                                       ------         ----          ----
     TOTAL FROM INVESTMENT OPERATIONS.............     (0.25)         0.06          0.00
                                                       ------         ----          ----
NET ASSET VALUE - END OF PERIOD...................     $9.81       $ 10.06       $ 10.00
                                                       =====       =======       =======

TOTAL RETURN(a) ..................................     (2.58)%(b)     0.60%         0.00%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS)..........    $4,300        $6,159         $8,125

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements......      5.35%***      9.45%(d)      3.00%***
   After Expense Waivers and Reimbursements ......      5.35%***      4.33%         0.42%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements......     (2.29)%***    (6.51)%(d)    (2.58)%***
   After Expense Waivers and Reimbursements ......     (2.29)%***    (1.38)%        0.00%***

PORTFOLIO TURNOVER RATE(c)........................        0%           59%           N/A

*    Commencement of operations was October 2, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Non-annualized.
(c)  Does not include the effect of short-term options.
(d) During the fiscal year 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $238,947. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

N/A  Not Applicable


AGILEX LS PROTECTED GROWTH FUND II

                                                     FOR THE        FOR THE       FOR THE
                                                   SIX MONTHS        YEAR         PERIOD
                                                  ENDED JUNE 30,    ENDED         ENDED
                                                      2005        DECEMBER 31,  DECEMBER 31,
                                                   (UNAUDITED)       2004          2003*
                                                  -------------- -------------- -------------


NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 9.65       $ 10.00       $ 10.00
                                                       -----       -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)**.................     (0.12)        (0.27)         0.00
   Net Realized and Unrealized Gain (Loss)........     (0.26)        (0.08)        (0.00)(c)
                                                       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS.............     (0.38)        (0.35)         0.00
                                                       ------        ------         ----
NET ASSET VALUE - END OF PERIOD...................    $ 9.27       $  9.65       $ 10.00
                                                       =====       =======       =======

TOTAL RETURN(a) ..................................     (3.94)%(b)    (3.50)%        0.00%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 255        $ 443         $ 719

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements......      4.85%***     21.21%(e)      2.99%***
   After Expense Waivers and Reimbursements ......      4.85%***      5.16%         0.44%***


RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements......    (2.45)%***   (18.86)%(e)    (2.54)%***
   After Expense Waivers and Reimbursements ......    (2.45)%***    (2.81)%        0.00%***

PORTFOLIO TURNOVER RATE(d)........................       0%            63%          N/A

*    Commencement of operations was October 2, 2003.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Non-annualized.
(c)  Amount represents less than $0.01 per share.
(d)  Does not include the effect of short-term options.
(e) During the fiscal year 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $86,044. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

N/A Not Applicable


AGILEX TOTAL INDEX GROWTH FUND III

                                                     FOR THE         FOR THE
                                                    SIX MONTHS        PERIOD
                                                      ENDED           ENDED
                                                     JUNE 30,        DECEMBER
                                                       2005          31, 2004
                                                   (UNAUDITED)
                                                   -------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD...........      $ 10.70         $ 10.00
                                                     -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)**..............        (0.13)          (0.04)
   Net Realized and Unrealized Gain (Loss).....        (0.11)           0.74
                                                       ------           ----
     TOTAL FROM INVESTMENT OPERATIONS                  (0.24)           0.70
                                                       ------           ----
NET ASSET VALUE - END OF PERIOD................      $ 10.46         $ 10.70
                                                     =======         =======

TOTAL RETURN(a) ...............................        (2.24)%          7.00%

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) ......      $ 4,139         $ 5,669

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Before Expense Waivers and Reimbursements...        5.59%***        10.15%***(c)
   After Expense Waivers and Reimbursements ...        5.59%            3.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
NET ASSETS:
   Before Expense Waivers and Reimbursements...       (2.60)%***       (7.62)%***(c)
   After Expense Waivers and Reimbursements ...       (2.60)%          (0.47)%

PORTFOLIO TURNOVER RATE(b).....................         0%             20%

*    Commencement of operations was March 24, 2004.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***  Annualized.

(a) The return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)  Does not include the effect of short-term options.
(c) During the fiscal year 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $154,416. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

                                  AGILEX FUNDS

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS

    Additional information about each Fund's investments is available in the
      Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
         The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

                               PORTFOLIO HOLDINGS
     A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities holdings is available
                 (i) in the SAI and (ii) on the Funds' website.

                              CONTACTING THE FUNDS
          You can get free copies of the annual and semi-annual reports
       (when available) and the SAI, request other information and discuss your questions about a Fund by contacting:

                                  AGILEX Funds
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                           (800) 356-5740 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review the Funds' annual and semi-annual reports (when available), the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

           You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

  Free copies of the annual and semi-annual reports and the SAI are available from the SEC's Web site at www.sec.gov and on the Funds' Web site at www.agilexfunds.com.

                    Investment Company Act File No. 811-21123

                                  AGILEX FUNDS


                 AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I
                     AGILEX PRINCIPAL PROTECTED LS SERIES I

                   AGILEX TOTAL INDEX PROTECTED GROWTH FUND II
                       AGILEX LS PROTECTED GROWTH FUND II

                       AGILEX TOTAL INDEX GROWTH FUND III



                       STATEMENT OF ADDITIONAL INFORMATION

                                October 21, 2005


INVESTMENT ADVISER:                      FOR INFORMATION:

   AGILEX Advisers LLC                      AGILEX Funds
   200 East Broward Boulevard               c/o Citco Mutual Fund Services
   Suite 920                                P.O. Box C1100
   Fort Lauderdale, Florida 33301           Southeastern, Pennsylvania
                                            19398-1100
                                            (800) 356-5740

This Statement of Additional Information (the "SAI") is not a prospectus and should be read in conjunction with the Prospectus dated October 21, 2005, as may be amended from time to time, providing certain information regarding shares of AGILEX Principal Protected Total Index Series I, AGILEX Principal Protected LS Series I, AGILEX Total Index Protected Growth Fund II, AGILEX LS Protected Growth Fund II and AGILEX Total Index Growth Fund III (individually, a "Fund" and, collectively, the "Funds"), each a series of the AGILEX Funds, a registered open-end management investment company (the "Trust"). You may obtain the Prospectus without charge by contacting AGILEX Funds, c/o Citco Mutual Fund Services at the address or telephone number listed above.


The Trust is authorized to issue multiple series with different investment objectives, policies and restrictions. This SAI relates solely to the Funds referenced above.

                                TABLE OF CONTENTS

GLOSSARY                                                                     1

INVESTMENT POLICIES AND RISKS                                                2

INVESTMENT LIMITATIONS                                                      10

MANAGEMENT                                                                  13

FUND TRANSACTIONS                                                           27

REDEMPTION INFORMATION                                                      31

CODE OF ETHICS                                                              33

PROXY VOTING POLICIES AND PROCEDURES                                        34

PORTFOLIO HOLDINGS DISCLOSURE POLICY                                        35

TAXATION                                                                    36

OTHER MATTERS                                                               43

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means AGILEX Advisers LLC.

"Distributor" means Citco Mutual Fund Distributors, Inc., each Fund's distributor.

"Board" means the Board of Trustees of the Trust.

"Citco" means Citco Mutual Fund Services, Inc., each Fund's administrator, accountant and transfer agent.

"Code" means the Internal Revenue Code of 1986, as amended.


"Funds" means AGILEX Principal Protected Total Index Series I, AGILEX Principal Protected LS Series I, AGILEX Total Index Protected Growth Fund II, AGILEX LS Protected Growth Fund II and AGILEX Total Index Growth Fund III, collectively, and each a "Fund."


"IRS" means Internal Revenue Service.

"LS Funds" means the AGILEX Principal Protected LS Series I and AGILEX LS Protected Growth Fund II, collectively.

"Moody's" means Moody's Investors Service, Inc.

"NYSE" means the New York Stock Exchange.

"SAI" means this Statement of Additional Information.

"S&P" means Standard & Poor's, a division of The McGraw Hill Companies, Inc.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means AGILEX Funds, a Delaware statutory trust.

"Trust Instrument" means the trust instrument of the Trust, the document that governs the operation of the Trust under Delaware law.


"Total Index Funds" means the AGILEX Principal Protected Total Index Series I, AGILEX Total Index Protected Growth Fund II and AGILEX Total Index Growth Fund III.


"U.S. Government Securities" means a debt security issued or guaranteed by the United States, its agencies or instrumentalities.

"Wachovia" means Wachovia Bank N.A., the Trust's custodian.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. This section discusses in greater detail than the Prospectus certain investments that a Fund may make.

FIXED-INCOME SECURITIES

U.S. GOVERNMENT SECURITIES. Each Fund may invest a portion of its assets in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

ZERO-COUPON TREASURIES. Each Fund may invest a substantial portion of its assets in Zero Coupon Treasuries. Zero-Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value. Zero-Coupon Treasuries do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero-Coupon Treasuries must be included ratably in a Fund's income as the discount accrues, even though payment has not been received. Because interest on Zero-Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates and may involve greater market risks, than the value of debt obligations that distribute income regularly.

RISKS

GENERAL. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed-income securities. As a result, an investment in the Funds is subject to risk even if all fixed-income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

MONEY MARKET INSTRUMENTS

A Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (1) U.S. Government obligations; (2) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (3) commercial paper rated at the date of purchase Prime-1 by Moody's or A-1 or A-1 by S&P, or, if unrated, of comparable quality as determined by the Adviser and (4) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (1) have more than $10 billion, or the equivalent in other currencies, in total assets; (2) are among the 75 largest foreign banks in the world as determined on the basis of assets; (3) have branches or agencies in the United States; and (4) in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

CASH POSITION

In pursuing a Fund's investment strategy and to respond to adverse market, economic, political or other conditions, a Fund may invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

EQUITY SECURITIES

GENERAL. Each Fund may invest in equity securities, including shares of exchange-traded investment companies ("ETFs").

EXCHANGE TRADED FUNDS. Each Fund may invest in shares of ETFs, which are designed to provide investment results corresponding to an equity index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs"), Dow Jones Industrial Average Tracking Stock ("Diamonds") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component common stocks of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs and QQQs are the Standard & Poor's 500 Composite Stock Index and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Under the 1940 Act, a Fund's investment in ETFs currently is limited to (i) 3% of the total voting stock of any one investment company (i.e., any one ETF),
(ii) 5% of the Fund's total assets with respect to any one investment company (i.e., any one ETF) and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

RISKS

The fundamental risk of investing in an equity security is the risk that the value of the security might decrease. The value of equity securities fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

ADDITIONAL RISKS OF ETFS

The values of ETFs are subject to change as the values of their respective component common stocks fluctuate according to market volatility. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the aggregate value of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities, which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

OPTIONS

GENERAL. Each Fund may purchase put and call options on fixed-income and equity securities and stock indices. A Fund may purchase put and call options to enhance the Fund's performance or as a risk reducing technique to hedge against a decline in the value of securities owned by the Fund. A Fund may purchase options written by others, which are exchange-traded options ("OCC Options") or over-the-counter options ("OTC Options"), as permissible.

A Fund may also write (or sell) put and call options on fixed-income and equity securities and stock indices. A Fund may write (sell) put and call options to increase the Fund's income or as a risk reducing technique to hedge against a decline in the value of securities owned by the Fund. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Adviser will "cover" a put option sold by a Fund by purchasing a put option on the same underlying security. The Adviser will "cover" a call option sold by a Fund by purchasing a call option on the same underlying security.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OCC Options are issued by the OCC. The OCC is a clearing organization for financial derivative instruments and guarantees the performance of the obligations of the parties to such options. A Fund's ability to close out its position as a purchaser of an OCC Option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of stock index options, which a Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.

OTC Options differ from OCC Options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC Options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for OCC Options. Because OTC Options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, a Fund would lose the transaction. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. Each Fund may buy put and call options and write (sell) put and call options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Options on indices are settled in cash, not in delivery of securities. The amount of cash received upon exercise of a stock option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

By writing (selling) a call option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

RISKS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds' ability to limit exposures by closing its positions. In addition, there is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

FUTURES CONTRACTS

Each Fund may purchase securities index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A securities index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific securities index futures contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

A Fund may choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

When a Fund purchases a futures contract, the Fund "covers" its position. To cover its position, a Fund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover long positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

The Adviser and the Trust, in reliance on Rule 4.5 under the Commodity Exchange Act, as amended ("CEA"), is excluded from the status of commodity pool operator ("CPO"). Thus, each Fund is operated by a person who has claimed an exclusion from the CPO definition and, therefore, who is not subject to registration or regulation as a CPO under the CEA.

RISKS

There are certain investment risks associated with futures contracts. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the market value of the securities held by the Funds and the prices of futures; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance of a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

LEVERAGE TRANSACTIONS

A Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional investments. Lending portfolio securities is a transaction that results in leverage. A Fund may use this investment technique only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING. A Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral is maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Funds may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees.

RISKS

Leverage creates the risk of magnified capital losses. Liabilities that exceed the equity base of a Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs.

The risks of leverage include higher volatility of the net asset value of a Fund's securities. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense incurred, if any, leverage will result in higher current net investment income for a Fund than if the Funds were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's custodian or broker will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

ILLIQUID SECURITIES

GENERAL

The term "illiquid securities" generally refers to securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities may include, for example: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) securities which are not readily marketable; and (3) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund also might have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term "Code" includes the regulations thereunder and IRS interpretations upon which the Funds may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

A non-fundamental policy of a Fund may be changed by the Board without shareholder approval.

FUNDAMENTAL LIMITATIONS OF THE FUNDS
------------------------------------

Each Fund has adopted the following investment limitations, which are fundamental policies of the Funds.

Each Fund may not:

DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of any single issuer.

CONCENTRATION

Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

BORROWING MONEY AND ISSUING SENIOR SECURITIES

Borrow money or issue senior securities, except to the extent permitted by the 1940 Act and the regulations and interpretations thereunder.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate, any interest therein or real estate limited partnership interests, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

MAKING LOANS

Make loans, except that a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

PURCHASE AND SALE OF COMMODITIES

Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not to be deemed to be physical commodities.

UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that a Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

NON-FUNDAMENTAL LIMITATIONS OF THE FUNDS
----------------------------------------

Each Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval.

Each Fund may:

SECURITIES OF INVESTMENT COMPANIES

Invest in shares of other investment companies to the extent permitted under the 1940 Act and regulations and interpretations thereunder.

SHORT SALES

Not sell securities short.

PURCHASING ON MARGIN

Not purchase securities on margin.

LENDING OF PORTFOLIO SECURITIES

Lend securities from its portfolio to approved brokers, dealers and financial institutions, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

INVESTING FOR CONTROL

Not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investment in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

MANAGEMENT

TRUSTEES AND OFFICERS

The Trustees and Officers are responsible for managing the Trust and each Fund's affairs and for exercising the Trust's and each Fund's powers, except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualifies. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualifies.

The following table sets forth the names of the Trustees and Officers of the Trust, their positions with the Trust, their address, their length of service, their date of birth and their principal occupations during the past five years. The table also includes information concerning the number of Funds overseen by each Trustee and other trusteeships/directorships held by each Trustee.

                                    TRUSTEES
                                    --------

--------------------------------------------------------------------------------
   NAME OF TRUSTEE;     PRINCIPAL OCCUPATION(S)    NUMBER OF         OTHER
   ADDRESS; DATE OF       DURING PAST 5 YEARS    FUNDS OF THE    TRUSTEESHIPS/
   BIRTH; (LENGTH OF                                 TRUST       DIRECTORSHIPS
       SERVICE)                                   OVERSEEN BY   HELD BY TRUSTEE
                                                    TRUSTEE
--------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
R. Carol Casey          Senior V.P. Inst. Bus.        12             None
P.O. Box 147            Group, Strong Capital
New Port Richey, FL     Management
34656                   (12/00-10/01); Chief
July 17, 1952           Inv. Off., Mass.
                        Pension Reserve Inv.
                        Management Bd.
                        (7/99-9/00); Chief Inv.
                        Off., Maryland State
                        Retirement Agency
                        (9/91-6/99).  Trustee
                        since 2003.
--------------------------------------------------------------------------------
Ali Fatemi, Ph.D.       Chairman, Department of       12             None
2425 N. Orchard         Finance, DePaul
Chicago, IL 60614       University
April 14, 1949          (1998-Present); Head,
                        Department of Finance,
                        Kansas State University
                        (1980-1998).  Trustee
                        since 2003.
--------------------------------------------------------------------------------

                                    OFFICERS
                                    --------

--------------------------------------------------------------------------------
 NAME OF OFFICER; ADDRESS;   POSITION WITH THE   PRINCIPAL OCCUPATION(S) DURING
 DATE OF BIRTH; (LENGTH OF         TRUST                  PAST 5 YEARS
         SERVICE)
--------------------------------------------------------------------------------
Robert M. Gunville          President since      Chief Operating Officer of
                            2004; Chief          AGILEX Advisers LLC since
                            Operating Officer    2003.  Chief Operating Officer
                            since 2003           of the Citizens Funds from
                                                 2000 to 2003.  Before then,
                                                 Vice President of Scudder
                                                 Kemper Investments.
--------------------------------------------------------------------------------
Charles F. Fistel           Secretary and        Managing Member of AGILEX
                            Treasurer since 2003 Holdings LLC and AGILEX
                                                 Advisers LLC since 2002.
                                                 Managing Partner of Unisyn
                                                 Companies, Inc. from 1999 to
                                                 2002.  Prior thereto,
                                                 Executive Vice President of
                                                 Viragen, Inc.
--------------------------------------------------------------------------------

TRUSTEE OWNERSHIP OF THE TRUST

The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of December 31, 2004.

--------------------------------------------------------------------------------
TRUSTEES                  DOLLAR RANGE OF         AGGREGATE DOLLAR RANGE OF
                       BENEFICIAL OWNERSHIP  OWNERSHIP IN ALL FUNDS OVERSEEN BY
                           IN EACH FUND             TRUSTEE IN THE TRUST
--------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
R. Carol Casey                 None                         None
--------------------------------------------------------------------------------
Ali Fatemi                     None                         None
--------------------------------------------------------------------------------

OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Disinterested Trustee or any of his or her immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


PRINCIPAL HOLDERS OF FUND SHARES

As of September 30, 2005, the Trustees and Officers of the Trust owned in the aggregate less than 1% of each class of the Trust's total outstanding shares. As of that same date, no shareholder owned of record or beneficially 25% or more of a Fund's outstanding shares except as shown below. Shareholders that own 25% or more of a Fund's outstanding shares have the power to call meetings of the Trust for any purpose, including the removal of one or more Trustees. In addition, such shareholders may have the power to approve any matter for which a shareholder vote is required.

The following shareholders owned of record or beneficially 5% or more of the indicated Fund's shares outstanding as of September 30, 2005:

---------------------------------------------------------------------------
       FUND                   NAME OF 5% SHAREHOLDER    PERCENT OWNERSHIP
       ----                   ----------------------    -----------------
---------------------------------------------------------------------------
TOTAL INDEX FUND I         First Clearing LLC                 5.39%
                           fbo Susan Smith Ryan
                           4114 Woodbriar Court
                           Sugar Land, TX 77479-2827
---------------------------------------------------------------------------
                           National Investor Services         6.74%
                           55 Water Street, 32nd Floor
                           New York, NY 10004
---------------------------------------------------------------------------
LS FUND I                  National Investor Services         9.54%
                           55 Water Street, 32nd Floor
                           New York, NY 10004
---------------------------------------------------------------------------
                           Michael Goodwin Philipp            19.08%
                           22 Marsh Point Road
                           Amelia Island, FL 32034
---------------------------------------------------------------------------
                           Lincoln Griswold                   5.72%
                           707 Bethlehem Pike
                           Erdenheim, PA 19038
---------------------------------------------------------------------------
                           Spechler Family Partnership LP     5.97%
                           917 N. Northlake Drive
                           Hollywood, FL 33019
---------------------------------------------------------------------------
                           David Valerio                      9.54%
                           117-01 Crooked Gallery Circle
                           Sunset Beach, NC 28468
---------------------------------------------------------------------------
TOTAL INDEX FUND II        Lehman Bros.                       8.94%
                           70 Hudson Street, 7th Floor
                           Jersey City, NJ 07302
---------------------------------------------------------------------------
                           Lehman Bros.                       6.39%
                           70 Hudson Street, 7th Floor
                           Jersey City, NJ 07302
---------------------------------------------------------------------------
LS  FUND II                Brian Steingo                      26.35%
                           354 NW 112 Avenue
                           Coral Springs, FL 33071
---------------------------------------------------------------------------
                           David Goldberg                     22.60%
                           424 Pine Trees Drive
                           Carnegie, PA 15106
---------------------------------------------------------------------------
                           Sally Goldman                      15.71%
                           16425 Collins Avenue, #2414
                           Aventura, FL 33160
---------------------------------------------------------------------------
                           NFS LLC FEBO                       10.43%
                           NFS/FMTC Rollover IRA
                           fbo Charles Reilly O'Brien
                           367 Passaic Avenue
                           West Caldwell, NJ  07006
---------------------------------------------------------------------------
                           Stifel Nicolaus Co. Inc.           8.69%
                           fbo William R. Thompson DDS
                           501 N. Broadway
                           St. Louis, MO 63102
---------------------------------------------------------------------------
                           Jacquelyn Matthews                 7.09%
                           146 Paseo Drive
                           Carbondale, CO 81623
---------------------------------------------------------------------------
TOTAL INDEX FUND III       Barron Barron & Steiner MD PA      6.33%
                           401(k) Profit Sharing Plan
                           3700 Washington Street,
                           Suite 500
                           Hollywood, FL  33021
---------------------------------------------------------------------------


INFORMATION CONCERNING TRUST COMMITTEES AND APPROVAL OF ADVISORY AGREEMENT

COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. The committee held two meetings during the fiscal year ended December 31, 2004.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Mr. Fatemi and Ms. Casey, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the

Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The committee did not hold any meetings during the fiscal year ended December 31, 2004.

APPROVAL OF ADVISORY AGREEMENT

In its deliberations concerning the renewal of the Adviser's investment advisory agreement with the Trust, the Board reviewed and evaluated, with respect to each Fund, (1) the investment performance of the Fund compared to its benchmark since the Fund's inception; (2) the quality of the advisory and management services provided to the Fund, which include providing investment advice to the Fund and complying with the Fund's investment objective and policies, reviewing brokerage matters, and implementing Board directives; (3) the experience and the qualifications of the personnel providing services; (4) the Adviser's costs and profitability in managing the Fund, including the costs associated with personnel, systems and equipment necessary to manage the Fund and the reasonableness of the Adviser's profit, if any, in light of the quality of services provided to the Fund; (5) the Adviser's financial condition; (6) the management fees charged to the Fund in comparison to those of funds with similar assets under management; (7) the Adviser's commitment to cap the advisory fees for the Series II Funds for the 2005 fiscal year; and (8) whether the Fund has been able to realize economies of scale. The Board of Trustees did not identify any single factor as all-important or controlling and was assisted in its deliverations by independent counsel to the Trustees.

The Board noted that each Fund has underperformed its benchmark since inception but that the advisory arrangements recently were restructured and generally have shown improved results. The Board also noted that the Adviser has the capabilities and personnel to continue to provide a reasonable level of advisory and management services to the Funds. With respect to the Adviser's financial condition, the Board noted that the Adviser has limited financial resources, but that it was actively seeking additional financing for its business and that its owners were funding operations at a reasonable level and had stated their intent to continue to do so. With respect to the level of the advisory fees charged to the Funds, the Board noted that the fees fall within the average range for funds with comparable investment objectives and strategies. The Board also noted that the Adviser currently is not realizing profits in connection with providing services to the Funds. The Board further noted that the Trust's relatively small asset base has limited the Trust's and the Funds' ability to realize economies of scale but that management has taken significant steps to seek to reduce the Trust's and each Fund's expenses.

Based on its review, the Board concluded that the investment advisory agreement with the Adviser was in the best interests of each Fund and its shareholders because: (1) the restructured advisory arrangements generally have resulted in improved performance for the Funds; (2) the Adviser has the capabilities and personnel to continue to provide a reasonable level of advisory and management services to the Funds; (3) the management fee payable by each Fund under the investment advisory agreement is not excessive given that it falls within the average range for funds with comparable investment objectives and strategies and that the Adviser currently is not realizing any profits as a result of its relationship with the Funds; (4) although the Adviser has limited financial resources, its owners were funding current operations at a reasonable level, had stated their intent to continue to do so and were actively seeking additional financing for the business; and (5) although the Trust's relatively small asset base has limited the ability of the Funds to realize economies of scale, the Adviser has taken significant steps to seek to reduce each Fund's expenses and expects that the Funds will realize savings as a result.

COMPENSATION OF TRUSTEES AND OFFICERS

Each non-interested Trustee is paid an annual retainer fee of $8,000 for the Trustee's service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended (whether in person, by telephone or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Fort Lauderdale, Florida.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ended December 31, 2004.



--------------------------------------------------------------------------------
TRUSTEE                          AGGREGATE COMPENSATION   PENSION OR RETIREMENT
                                       FROM TRUST                BENEFITS
--------------------------------------------------------------------------------
R. Carol Casey                          $29,000                     $0
--------------------------------------------------------------------------------
Ali Fatemi                              $29,000                     $0
--------------------------------------------------------------------------------

ADVISER

SERVICES AND OWNERSHIP OF THE ADVISER

Subject to the general supervision of the Trustees, the Adviser provides investment advisory services to the Trust pursuant to the Advisory Agreement. The Adviser, located at 200 East Broward Boulevard, Fort Lauderdale, Florida 33301, is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser is responsible for developing the investment policies and guidelines for each Fund. The Adviser is a wholly owned subsidiary of AGILEX Holdings LLC. Lawrence Schweiger owns an approximate 44% interest in AGILEX Holdings LLC. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through his ownership, Mr. Schweiger may be deemed, under the 1940 Act, to be a controlling person with respect to AGILEX Holdings LLC and, in turn, the Adviser.

PROVISIONS OF THE ADVISORY AGREEMENT

The Advisory Agreement for each series of Funds remains in effect for a period of two years from the date of its effectiveness. After the initial two-year period, the Advisory Agreement will continue in effect only if it is approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory Agreement with respect to each Fund is terminable without penalty by the Board or by majority vote of a Fund's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.

FEES

The Trust, on behalf of each Fund (except the Total Index Fund III and the LS Funds), pays the Adviser a fee as a percentage of the aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

The Trust, on behalf of the Total Index Fund III, pays the Adviser a fee as a percentage of aggregate average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; plus 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets.

The Trust, on behalf of the LS Funds, pays the Adviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

The Adviser's fees are calculated as a percentage of each Fund's average daily net assets. The fees are accrued by the Trust daily and will be payable monthly in arrears on the first day of each calendar month for services performed under the Advisory Agreement during the prior month. The Adviser may waive all or any portion of a Fund's advisory fees. The Advisory Agreement provides that the Adviser may render services to others.

With respect to the Series II Funds (except the LS Fund II), the Adviser has contractually agreed with the Trust to limit its management fee with respect to each Series II Fund (except the LS Fund II) so that the aggregate annual advisory fee paid by each such Fund to the Adviser does not exceed the sum of
(i) 0.20% of the average daily net assets of each such Fund invested in Designated Treasury Securities, plus (ii) 1.00% of the average daily net assets of each such Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by a Fund exceed 0.50% of its average daily net assets. This arrangement will remain in effect until December 31, 2005 and will be considered for renewal by the Adviser and the Trust's Board of Trustees on an annual basis.

The following tables set forth the total advisory fees received by the Adviser from each Fund pursuant to the Advisory Agreement for the fiscal years ended December 31, 2003 and December 31, 2004.

--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003*
--------------------------------------------------------------------------------
FUND                    TOTAL     TOTAL ADVISORY    TOTAL AMOUNT OF FEES WAIVED
                      ADVISORY   FEES PAID AFTER   AND OTHER EXPENSES REIMBURSED
                        FEES       FEE WAIVER
--------------------------------------------------------------------------------
Total Index Fund I   $13,808         $13,808                     $0
--------------------------------------------------------------------------------
Total Index Fund II    $0              $0                     $12,477
--------------------------------------------------------------------------------
LS Fund I            $1,508          $1,508                      $0
--------------------------------------------------------------------------------
LS Fund II             $0              $0                      $1,058
--------------------------------------------------------------------------------
* The Total Index Fund III is not included in the table above because it did not commence operations until after December 31, 2003.

--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND                     TOTAL    TOTAL ADVISORY    TOTAL AMOUNT OF FEES WAIVED
                       ADVISORY  FEES PAID AFTER   AND OTHER EXPENSES REIMBURSED
                         FEES      FEE WAIVER
--------------------------------------------------------------------------------
Total Index Fund I     $16,338        $8,440                  $148,471
--------------------------------------------------------------------------------
Total Index Fund II    $24,911        $7,104                  $365,442
--------------------------------------------------------------------------------
Total Index Fund III   $11,615        $9,663                  $293,399
--------------------------------------------------------------------------------
LS Fund I              $13,139        $7,964                   $89,910
--------------------------------------------------------------------------------
LS Fund II              $3,935        $1,658                  $119,771
--------------------------------------------------------------------------------


OTHER

The Adviser may compensate its members, managers, employees, consultants, its Board of Advisers and others in connection with their efforts in selling shares of a Fund. Such compensation may include cash, interests or options on interests in the Adviser, its parent or other affiliates, and other non-cash compensation.


SUBADVISER

Prior to October 1, 2004, Broadmark Asset Management LLP ("Broadmark" or "Subadviser") served as the investment sub-adviser to the Trust pursuant to an investment subadvisory agreement between the Trust, the Adviser and the Subadviser (the "Subadvisory Agreement").

The following table sets forth the total subadvisory fees received by the Subadviser from each Fund pursuant to the Subadvisory Agreement for the fiscal years ended December 31, 2003 and December 31, 2004.

--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003*
--------------------------------------------------------------------------------
FUND                    TOTAL       TOTAL SUBADVISORY     TOTAL AMOUNT OF FEES
                     SUBADVISORY   FEES PAID AFTER FEE      WAIVED AND OTHER
                        FEES              WAIVER          EXPENSES REIMBURSED
--------------------------------------------------------------------------------
Total Index Fund I     $13,807           $13,807                   $0
--------------------------------------------------------------------------------
Total Index Fund II      $0                 $0                     $0
--------------------------------------------------------------------------------
LS Fund I              $1,507             $1,507                   $0
--------------------------------------------------------------------------------
LS Fund II               $0                 $0                     $0
--------------------------------------------------------------------------------
* The Total Index Fund III is not included in the table above because it did not commence operations until after December 31, 2003.

--------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
                        TOTAL       TOTAL SUBADVISORY     TOTAL AMOUNT OF FEES
FUND                 SUBADVISORY   FEES PAID AFTER FEE      WAIVED AND OTHER
                        FEES              WAIVER          EXPENSES REIMBURSED
--------------------------------------------------------------------------------
Total Index Fund I     $11,819              $0                  $11,819
--------------------------------------------------------------------------------
Total Index Fund II    $18,760           $18,760                   $0
--------------------------------------------------------------------------------
Total Index Fund III   $4,451             $4,451                   $0
--------------------------------------------------------------------------------
LS Fund I              $1,001               $0                   $1,001
--------------------------------------------------------------------------------
LS Fund II              $625               $625                    $0
--------------------------------------------------------------------------------


PORTFOLIO MANAGER INFORMATION

William J. O'Hearn serves as the portfolio manager for each Fund. The following table provides information regarding the other accounts he manages, the structure of his compensation and his ownership of securities in the Funds.

------------------------------------------------------------------------------------------------------
Presented below is the number of other accounts      Presented below for each of the categories
of the Adviser managed by the portfolio              is the number of accounts and the total
manager and the total assets in the accounts         assets in the accounts with respect to
managed within each category as of December 31,      which the advisory fee is based on
2004                                                 the performance of the account
------------------------------------------------------------------------------------------------------
Registered        Other             Other            Registered       Other            Other
Investment        Pooled            Accounts         Investment       Pooled           Accounts
Companies         Investment                         Companies        Investment
                  Vehicles                                            Vehicles
------------------------------------------------------------------------------------------------------
Number    Total   Number   Total    Number    Total  Number   Total   Number   Total   Number   Total
of        Assets  of       Assets   of        Asset  of       Assets  of       Assets  of       Assets
Accounts  ($m)    Account  ($m)     Accounts  ($m)   Accounts ($m)    Account  ($m)    Account  ($m)
------------------------------------------------------------------------------------------------------
   0        $0       0       $0        11       $5      0       $0       0       $0       0       $0
------------------------------------------------------------------------------------------------------

DESCRIPTION OF MATERIAL CONFLICTS

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

o Allocation of Limited Time and Attention: Because the portfolio manager manages multiple Funds, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the Funds as if he were to devote substantially more attention to the management of only a few Funds.

o Allocation of Limited Investment Opportunities: If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, a Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

o Pursuit of Differing Strategies: At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

o Variation in Compensation: A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which the Adviser or its affiliates have investment interests.

The Adviser and the Trust have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to identify and address every situation in which an actual or potential conflict may arise.

COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004

The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals to deliver high quality investment management services to the Adviser's clients. Mr. O'Hearn is primarily responsible for the day-to-day management of each Fund's assets. He currently receives a fixed base salary that was determined based on his experience and expertise. This salary is reviewed and may be modified annually. The Adviser currently does not pay incentive bonuses but may in the future offer such bonuses, an equity compensation opportunity and a benefits package.

OWNERSHIP OF SECURITIES OF THE FUNDS AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------
Portfolio Manager     None      $1-       $10,001-    $50,001-    $100,001-    $500,001-      Over
                              $10,000     $50,000     $100,000    $500,000    $1,000,000   $1,000,000
------------------------------------------------------------------------------------------------------
Willliam J. O'Hearn    X
------------------------------------------------------------------------------------------------------

DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

The Distributor (also known as principal underwriter) of the shares of each Fund is located at 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of the Funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of a Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Fund are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution' procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales load paid by the purchasers of the Funds' shares. In addition, the Trust pays the Distributor a monthly fee of $1,500.

OTHER PROVISIONS OF DISTRIBUTION AGREEMENT

The Distribution Agreement remains in effect for a period of two years from the date of effectiveness. Subsequently, the Distribution Agreement must be approved at least annually by the Board (with votes cast in person) or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by majority vote of the Fund's outstanding voting securities, by a majority vote of the Board, or by the Distributor.

Under the Distribution Agreement, the Distributor is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, the Distributor and certain related parties are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - (12b-1 PLAN)


Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (each, a "Plan") that allows the Fund to compensate financial intermediaries for providing distribution-related, marketing and other services to shareholders on behalf of the Fund. Under a Plan, each Series I Fund pays monthly fees at an annual rate of up to 0.50% of the average net assets of each Fund. Under a Plan, each Series II and Series III Fund compensates financial intermediaries, including the Adviser and Distributor, at an annual rate of 0.75% of the average daily net assets of each Fund. No Rule 12b-1 fees were assessed during the Offering Period.


Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. The financial intermediaries may incur expenses for any distribution-related purpose they deem necessary or appropriate, including the following principal activities: (a) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors; (b) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public; and
(c) compensating other persons, including the Adviser, for providing assistance for the distribution of Fund shares.

Each Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by shareholders or by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Each Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board and the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Each Plan may be terminated without penalty at any time by a vote of a majority of the outstanding voting securities of the Fund or by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

In initially approving each Plan and renewing each Plan, the Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. Each Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. In addition, each Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures are made.

Each Plan obligates the Funds to compensate financial intermediaries, including the Adviser and Distributor, for their services and not to reimburse them for expenses incurred.

The following table sets forth the distribution fees paid by the Funds for the fiscal year ended December 31, 2004.


-----------------------------------------------------------------------------
FUND                                TOTAL 12b-1 FEES PER FUND
-----------------------------------------------------------------------------
Total Index Fund I                           $21,983
-----------------------------------------------------------------------------
Total Index Fund II                          $52,842
-----------------------------------------------------------------------------
Total Index Fund III                         $24,689
-----------------------------------------------------------------------------
LS Fund I                                    $6,255
-----------------------------------------------------------------------------
LS Fund II                                   $5,457
-----------------------------------------------------------------------------
TOTAL                                        $111,226
-----------------------------------------------------------------------------



OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN

Pursuant to a service agreement with the Trust (the "Service Agreement"), Citco, 83 General Warren Boulevard, Malvern, Pennsylvania 19355, acts as administrator, fund accountant and transfer agent for the Trust. As administrator, Citco is responsible, among other things, for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust. As fund accountant, Citco is responsible, among other things, for calculating the NAV per share of each Fund, preparing each Fund's financial statements and assisting in the preparation of each Fund's tax returns. As transfer agent, Citco is responsible for, among other things, maintaining an account for each shareholder of record of each Fund, processing purchase and redemption requests and paying distributions to shareholders of record. Prior to February 22, 2005, another firm provided these services.

Unless terminated sooner as provided therein, the Service Agreement will continue in effect for five years from the date of its effectiveness, provided the Trustees approve its continuance at least annually. The Service Agreement is terminable without penalty by the Trust or by Citco with respect to a Fund on 90 days' prior written notice.

Under the Service Agreement, Citco is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law or for any loss or expense suffered by the Trust or third parties, except for a loss or expense solely caused by or resulting from Citco's gross negligence or willful misconduct. Under the Service Agreement, Citco and its directors, officers, agents and employees are held harmless from and against all claims, liabilities, losses, damages, fines, penalties and expenses related to Citco's actions or omissions that are consistent with Citco's contractual standard of care.

Pursuant to a custody agreement with the Trust (the "Custody Agreement"), Wachovia, 123 South Broad Street, Philadelphia, Pennsylvania 19109, acts as custodian of each Fund's assets and safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. Wachovia may employ subcustodians to provide custody of each Fund's domestic and foreign assets. Prior to February 22, 2005, another firm provided these services.

Wachovia will maintain a segregated account for each Fund with respect to that Fund's Zero Coupon Treasuries (i.e., Designated Treasury Securities).

For administration, fund accounting and transfer agent services, each Fund pays its pro rata portion of a fee charged by Citco at an annual rate of 0.25% of the first $200 million in total assets, 0.20% of the next $100 million in total assets, 0.15% of the next $200 million in total assets and 0.10% in excess of $600 million in total assets. The fee is accrued daily by each Fund and is paid monthly based on average daily net assets. Citco is entitled to an annual minimum fee of $300,000 for all Funds. Citco also is entitled to reimbursement of out-of-pocket expenses.

For custody services, each Fund pays its pro rata portion of a fee charged by Wachovia at an annual rate of 0.01% of the first $2.5 billion in total assets, 0.0075% of the next $2.5 billion in total assets, 0.0050% of the next $5.0 billion and 0.0040% in excess of $10 billion in total assets. The fee is accrued daily by each Fund and is paid monthly based on average daily net assets. Wachovia is entitled to an annual minimum fee of $60,000 for all Funds but has agreed to reduce that fee to $5,000 for all Funds for the first year of the agreement. Wachovia also is entitled to reimbursement of out-of-pocket expenses.

The following table sets forth the total fees paid by the Trust for fund administration, fund accounting and transfer agency services for the fiscal years ended December 31, 2003 and December 31, 2004. The amounts shown in the tables below reflect fees paid to the Trust's prior administrator.


--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2003*
--------------------------------------------------------------------------------
FUND                     TOTAL FEES      TOTAL FEES AFTER WAIVER/REIMBURSEMENT**

--------------------------------------------------------------------------------
Total Index Fund I        $62,406                       $6,970
--------------------------------------------------------------------------------
LS Fund I                 $61,687                       $3,140
--------------------------------------------------------------------------------
TOTAL                     $124,093                      $10,110
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND                     TOTAL FEES      TOTAL FEES AFTER WAIVER/REIMBURSEMENT**
--------------------------------------------------------------------------------
Total Index Fund I        $147,018                      $8,904
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Index Fund II       $238,947                      $16,969

--------------------------------------------------------------------------------
Total Index Fund III      $154,416                      $9,084

--------------------------------------------------------------------------------
LS Fund I                 $87,781                       $3,046
--------------------------------------------------------------------------------
LS Fund II                $86,044                       $1,704
--------------------------------------------------------------------------------
TOTAL                     $714,206                      $39,707
--------------------------------------------------------------------------------


* The Series II and III Funds are not included in the table above because they did not commence investment operations until after December 31, 2003.


** Under an administrative services agreement with J.P. Morgan Investor Services Co. ("JPMIS"), the Trust's previous administrator, the Trust was required to pay JPMIS for certain administrative, fund accounting and transfer agency services an amount equal to an annual rate of up to 0.20% of each Fund's average daily net assets, subject to a minimum annual fee. For periods through June 30, 2004, the minimum annual fee was equal to an annual rate of $125,000 for each Series I Fund and $150,000 for each other Fund. For periods after June 30, 2004, the minimum annual fee was equal to an annual rate of $1,296,000 for the Trust, which was to be allocated among the Funds based on their respective net assets. Under an agreement with the Trust, the Adviser agreed to pay any administrative fees in excess of 0.20% of each Fund's average daily net assets.

SHAREHOLDER SERVICING

Pursuant to a Shareholder Service Plan adopted by the Trust, the Trust may perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by Citco ("Shareholder Servicing Activities") with respect to each Fund. Under the Service Plan, the Trust may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide Shareholder Servicing Activities for their clients invested in a Fund.

Shareholder Servicing Activities may include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Trust;
(2) answering shareholder inquiries regarding the Trust (e.g., responding to questions concerning investments in the Trust, account balances and reports and tax information provided by the Trust); (3) assisting in the enhancement of relations and communications between shareholders and the Trust; (4) assisting in the maintenance of Trust records containing shareholder information; and (5) providing such other information and shareholder liaison services as requested.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agents with respect to the Blue and Green Class shares of each Series I Fund (except the LS Fund I) and each Series II and Series III Fund (except the LS Fund II), a fee of up to 0.25% of that class' average daily net assets of the shares owned by shareholders for which the shareholder servicing agents maintain a servicing relationship, and with respect to the LS Funds, a fee of up to 0.10% of that class' average daily net assets of the shares owned by shareholders for which the shareholder servicing agents maintain a servicing relationship.

The following table sets forth the account maintenance and service fees paid by each Fund for the fiscal years ended December 31, 2003 and December 31, 2004.


-----------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------
FUND                                   TOTAL FEES PER FUND
-----------------------------------------------------------------------------
Total Index Fund I                           $6,897
-----------------------------------------------------------------------------
LS Fund I                                    $1,203
-----------------------------------------------------------------------------
TOTAL                                        $8,100
-----------------------------------------------------------------------------
* The Series II and III Funds are not included in the table above because they did not commence investment operations until after December 31, 2003.

--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND                                     TOTAL FEES PER FUND
--------------------------------------------------------------------------------
Total Index Fund I                           $10,991
--------------------------------------------------------------------------------
Total Index Fund II                          $17,614
--------------------------------------------------------------------------------
Total Index Fund III                         $8,230
--------------------------------------------------------------------------------
LS Fund I                                    $3,127
--------------------------------------------------------------------------------
LS Fund II                                   $1,819
--------------------------------------------------------------------------------
TOTAL                                        $41,781
--------------------------------------------------------------------------------


FUND TRANSACTIONS

HOW SECURITIES ARE PURCHASED AND SOLD

Each Fund's purchases and sales of fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities at a net price. There usually are no brokerage commissions paid for these securities, however, a Fund will typically pay a "mark-up" for such instruments.

Purchases and sales of portfolio securities that are equity securities (for instance, ETFs) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others. Depending upon the volume of a trade, certain ETF transactions may be affected directly with a fund or its transfer agent.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Adviser has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of a Fund rather than by any formula, and subject to the Adviser's best execution obligation as described below.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board. In determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. The Adviser may not use all research services obtained from brokers in connection with a Fund. In addition, the Adviser may use the research services for other clients of the Adviser. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the

Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another broker may charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research would be for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, it is expected that most of the commission dollars spent for industry and stock research would directly benefit the clients.

There are occasions in which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

TRANSACTIONS THROUGH AFFILIATES

The Subadviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. The Funds may purchase securities from underwriting syndicates of which affiliates of the Adviser are members under certain conditions in accordance with the 1940 Act and in compliance with procedures adopted by the Board.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.

Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

FUND TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. A Fund's turnover rate is not a limiting factor when the Adviser deems portfolio changes appropriate. Changes may be made in a Fund consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interest of the Fund and its shareholders. Higher portfolio turnover rates may result in increased brokerage costs to that Fund and a possible increase in short-term capital gains or losses.

BROKERAGE COMMISSIONS

The following tables set forth the brokerage commissions paid by the Funds and the amounts of the brokerage commissions paid to affiliated broker-dealers by the Funds for the fiscal years ended December 31, 2003 and December 31, 2004. The following tables do not include trading costs associated with OTC or underwritten offerings. OTC and underwritten offerings are not transacted through affiliated broker-dealers and, therefore if added to the tables below, would reduce the ratio of overall fund trading costs compared to trading costs attributable to affiliated broker-dealers. No commissions were paid to affiliated brokers for the fiscal years ended December 31, 2003 and December 31, 2004.


--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2003*
--------------------------------------------------------------------------------
FUND                                              BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
Total Index Fund I                                       $1,036
--------------------------------------------------------------------------------
LS Fund I                                                $762
--------------------------------------------------------------------------------
* The Series II and III Funds are not included in the table above because they did not commence investment operations until after December 31, 2003.

--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
FUND                                              BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
Total Index Fund I                                       $1,278
--------------------------------------------------------------------------------
Total Index Fund II                                      $11,362
--------------------------------------------------------------------------------
Total Index Fund III                                     $5,063
--------------------------------------------------------------------------------
LS Fund I                                                $716
--------------------------------------------------------------------------------
LS Fund II                                               $1,213
--------------------------------------------------------------------------------

REDEMPTION INFORMATION

GENERAL INFORMATION

You may redeem shares or request any shareholder privilege in person at the offices of Citco, located at 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355.

Each Fund accepts orders for the redemption of shares on any weekday that the NYSE is open or an otherwise deemed appropriate by the Trust's officers.

IRAS

All contributions to an individual retirement account ("IRA") are treated as contributions made during the year the investment is received.

UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS

If you purchased shares through a broker-dealer, bank or other financial institution, you may redeem shares through that same broker-dealer, bank or other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you redeem shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. There is typically a three-day settlement period for redemptions through broker-dealers.

You may not be eligible for certain shareholder services if you purchased shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. A Fund is not responsible for the failure of any financial institution to carry out its obligations.

If you purchased shares of a Fund through a financial institution, you should read any materials and information provided by the financial institution to acquaint yourself with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder, which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted;
(2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

NAV DETERMINATION

Net asset value per share for a Fund is determined as of the close of regular trading (currently 4:00 p.m., Eastern Time) on each day the NYSE is open for business and on any other day that the Fund accepts orders for purchase or redemption of shares. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of a Fund's shares.

Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the last bid and asked price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Prices may be furnished by a reputable independent pricing service approved by the Board. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board and in accordance with procedures adopted by the Board.

Shares of a Fund may be purchased during an Offering Period or redeemed on any day the Fund is open for business. The Funds are open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

DISTRIBUTIONS

Unless received in cash or reinvested in shares of other Funds or other series of the Trust currently being offered, a distribution of net investment income will be reinvested at the distributing Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Unless received in cash or reinvested in shares of other Funds or other series of the Trust currently being offered, a distribution of capital gains will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have adopted a Code of Ethics, as required by Rule 17j-1 under the 1940 Act, governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale. Each Code of Ethics is intended to prohibit fraud against the Trust that may arise from personal trading. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including those that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted proxy voting policies and procedures ("Proxy Policies") wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.

Each Fund generally will rarely own securities for which proxies must be voted. A Fund, however, may own publicly traded equity securities that may be subject to a proxy vote.

The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds' investments.

Proxy Voting Guidelines. In the absence of special circumstances, the Adviser will vote proxies in accordance with the proxy voting guidelines ("Proxy Guidelines") adopted as part of the Trust's Proxy Policies. Generally, the Guidelines call for the Adviser to vote proxies so as to promote the long-term economic value of the underlying security.

Every reasonable effort should be made to vote proxies. However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Fund and its shareholders.

The Proxy Guidelines generally characterizes proxy voting issues into three Levels (I, II and III). Level I matters normally are voted based on the recommendation of the issuer's management. Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders.

Level I proposals are those which do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Examples of such proposals would include, among other things: the approval of auditors; election of director and/or officers; liability limitations for directors; and indemnification provisions for directors.

Level II proposals are those that are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of a shareholder's investment. Examples of such proposals would include, among other things: decisions as to mergers and acquisitions affecting the company; corporate restructuring; re-incorporation or formation; increase or decrease in directors, preferred stock or comment stock; and changes in capitalization. These proposals require special consideration by the Adviser and these decisions are made on a case-by-case basis on the perceived best interest of Fund shareholders.

Level III proposals are those that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment. The Adviser generally will vote against these proposals. Examples of these proposals include, among other things: poison pill provisions; "golden parachute" provisions; "greenmail" provisions; supermajority voting requirements; board classification without cumulative voting; and confidential voting requirements.

Conflicts of Interest. The Guidelines also address procedures to be used by the Adviser when there is a conflict of interest between the interests of the Adviser (or its affiliates) and the interests of the Funds. Each proxy is reviewed by the Adviser to assess the extent to which there may be a material conflict of interest between the Adviser or its affiliates. With respect to conflicts of interest regarding the Funds, the Adviser will notify the Proxy Voting Committee as to the nature of the conflict to assist in its resolution. The Proxy Voting Committee consists of the officer responsible for proxy voting, a senior officer of the Adviser (other than the proxy officer), and an independent member of the Board.

More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll-free, 1-866-726-1700 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Proxy Policies are also available by calling 1-866-726-1700 and will be sent within three business days of receipt of a request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the Trust's policy to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Trust's Board of Trustees.

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Each Fund also may publicly disclose a complete schedule of its portfolio holdings as of the last business day of each month after a 30 day time lag. Each Fund also may distribute information regarding its top ten holdings, sector holdings and portfolio characteristics (E.G., total net assets, number of holdings, market capitalization and P/E ratio) prior to the period described above, provided that (1) at least 15 calendar days have elapsed since the month-end to which the information relates and (2) the information has been made publicly available via the Fund's website or otherwise (but not earlier than the 15 calendar day restriction). Each Fund also may disclose month-end portfolio holdings information to individuals and entities who may request such information for a legitimate business purpose (which shall not include the receipt of compensation as consideration for such disclosure) prior to the periods described above and public disclosure of the information, provided that
(1) the recipient is subject to a written confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information or are subject to a duty of confidentiality and a duty not to trade on such information: (1) the Adviser; (2) the Trust's administrator; (3) the Trust's auditors; (4) legal counsel for the Trust and for the independent Trustees of the Trust; (5) companies that provide analytical services to the Funds or the Adviser (currently none); (6) pricing services employed by the Trust (IDC, JJ Kenny, Bloomberg and JP Morgan); (7) proxy voting services employed by the Trust (currently none); (8) broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds); (9) broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; (10) the Trust's custodian; and (11) companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that any such individual or entity has signed a written confidentiality agreement, which, among other things, (1) imposes a duty on the third party to maintain the confidentiality of the information and
(2) prohibits the third party from trading on such information. In such cases, disclosure of the Funds' portfolio holdings information may be made only with prior written approval of the Trust's Chief Compliance Officer.

The Trust's Chief Compliance Officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Trust's Board of Trustees on a quarterly basis. In no event shall the Adviser, its affiliates or employees or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Trust's Chief Compliance Officer also monitors for any conflicts between the interests of shareholders and the interests of the Adviser or any of its affiliates and will report any such conflict to the Board, which will make a determination that is in the best interests of shareholders.

TAXATION

The tax information set forth in the Prospectus and in this section relates solely to federal tax law and assumes that each Fund will qualify or qualifies for treatment as a regulated investment company (as discussed below). Such information is only a summary of certain key federal tax considerations affecting the Fund and their shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and the regulations thereunder in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

QUALIFICATION FOR TREATMENT AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each taxable year (which is the calendar year) to qualify or qualifies for treatment as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of any Fund.

MEANING OF QUALIFICATION

A Fund that is treated as a regulated investment company will not be subject to federal income tax on the portion of its investment company taxable income (that is, interest, dividends, the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain") and other ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders. In order to qualify to be treated as a regulated investment company for a taxable year, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (determined without regard to any deduction for dividends paid) for the taxable year. (Certain distributions a Fund makes after the close of its taxable year are considered distributions attributable to that year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income for the taxable year from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification tests at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (limited, as to any one issuer, to an amount that is not more than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any taxable year a Fund does not qualify to be taxed as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and those dividends will be taxable to the shareholders as ordinary income, except for the part of those dividends that is eligible for the maximum federal income tax rate of 15% mentioned below, to the extent of the Fund's current and accumulated earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for regulated investment company treatment. Failure to qualify for that treatment would thus have a negative impact on a Fund's income and performance.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain at least annually. These distributions generally will be made only once a year, in November or December, but a Fund may make additional distributions of that income and/or gain at any time during the year. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after they are issued.

Fund distributions of net income are taxable to you as ordinary income. A small portion of those distributions is expected to qualify for (1) the 15% maximum federal income tax rate applicable to dividends that individuals receive through 2008 (enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and (2) the dividends-received deduction allowed to corporate shareholders. The eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period and debt-financing restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to his, her or its Fund shares. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Distributions of net capital gain are taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. These distributions do not qualify for the dividends-received deduction, but any distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of 2008, will be subject to a 15% maximum federal income tax rate for individual shareholders.

Fund distributions that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares (but not below zero) and are treated as gain from the sale of the shares to the extent the distribution exceeds your basis.

Each distribution by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

CERTAIN FUND TRANSACTIONS

A Fund will recognize taxable income in the form of original issue discount by virtue of holding U.S. Treasury bills, notes and bonds issued at a discount of more than a de minimis amount. A Fund must accrue a portion of such discount as income each year, even if the Fund does not receive any interest payment in cash during the year. Accordingly, in order to continue to be taxed as a regulated investment company for federal income tax purposes and to avoid the imposition of the federal excise tax described below ("Excise Tax") with respect to any year, a Fund may be required to make aggregate distributions to its shareholders each year in amounts that are greater than the aggregate amount of interest income the Fund actually received during such year. Such distributions will be made from the existing cash held by a Fund or, if necessary, from the proceeds it derives from its sales of portfolio securities selected by the Adviser. A Fund may realize a taxable gain or loss from such securities sales. If a Fund realizes net capital gains from such sales, its shareholders may receive a larger distribution of short-term or net capital gain, if any, from the Fund than they otherwise would have received.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options and futures contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement described above. Each Fund will monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract or hedged investment to mitigate the effect of these rules, prevent its disqualification as a regulated investment company and minimize the imposition of federal income and excise taxes.

For federal income tax purposes, when call options purchased by a Fund expire unexercised, the premiums it paid give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When a Fund exercises a call option, its tax basis in the underlying security includes the amount of the premium it paid for the call.

Certain futures contracts and listed options are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts a Fund holds at the end of each taxable year are "marked to market" (that is, treated for federal income tax purposes as though sold at that time for their fair market value). Gains or losses a Fund realizes on Section 1256 contracts, together with gains from such marking-to-market, generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exclude its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the foregoing treatment.

Any option, futures contract or other position a Fund enters into or holds in conjunction with any other position it holds may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, of the positions is a Section 1256 contract may constitute a "mixed straddle" for these purposes. In general, straddles are subject to certain rules that may affect the character and timing of recognition of a Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital losses; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles a Fund holds if all of the offsetting positions consist of Section 1256 contracts.

A Fund may invest in ETFs that are treated as regulated investment companies under the Code. Distributions a Fund receives from a regulated investment company will be treated in the manner described above under "Fund
Distributions."

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate described above.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which the Fund likely would have to distribute to satisfy the distribution requirement mentioned above and avoid imposition of the Excise Tax described below - even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Shareholders should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, (2) except in certain circumstances, from options and futures contracts on foreign currencies (and on financial instruments involving foreign currencies), (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

FEDERAL EXCISE TAX

A 4% non-deductible federal excise tax (Excise Tax) is imposed on a regulated investment company to the extent it fails to distribute in each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year plus (3) certain other amounts. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year.

For purposes of calculating the Excise Tax, a Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary income for that year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary income and capital gain net income for each calendar year to avoid liability for the Excise Tax. Investors should note, however, that, as is true for distributions necessary to continue to be treated as a regulated investment company, a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid Excise Tax liability.

REDEMPTION OF SHARES

In general, a shareholder will recognize a gain or loss on the redemption of Fund shares in an amount equal to the difference between the redemption proceeds and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the same Fund within 30 days before or after the redemption (a so-called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis in the shares purchased. In general, any gain or loss arising from the redemption of Fund shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any long-term capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. Any capital loss arising from the redemption of Fund shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING

Each Fund is required to withhold and remit to the U.S. Treasury 28% of distributions, and of the proceeds of redemptions of shares (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other noncorporate shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from a Fund's distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual or foreign corporation ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" (as defined in the Code) with a U.S. trade or business carried on by the foreign shareholder ("effectively connected").

If a foreign shareholder's income from a Fund is not effectively connected, distributions of ordinary income (and short-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the distribution. A foreign shareholder generally will be exempt from U.S. federal income tax on gain realized on the sale of Fund shares and distributions of net capital gain from a Fund. If the income from a Fund is effectively connected, then ordinary income distributions, capital gain distributions and any gain realized on the sale of Fund shares will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations, as applicable. Special rules apply in the case of a shareholder that is a foreign partnership or foreign trust.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund and redemptions of Fund shares may differ from the U.S. federal income tax treatment described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to these rules' consequences with respect to an investment in a Fund.

STATE AND LOCAL TAXES

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund and redemptions of Fund shares may differ from the federal income tax treatment described above. These state and local rules are not discussed herein. Shareholders are urged to consult their own tax advisers as to these rules' consequences with respect to an investment in a Fund.

OTHER MATTERS

THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION


AGILEX Funds was organized as a statutory trust under the laws of the State of Delaware on March 26, 2002 under the name "Starship Funds." The Trust changed its name to "Black Diamond Funds" effective April 29, 2002 and to "AGILEX Funds" effective February 13, 2004. The AGILEX Principal Protected Series I changed its name to "AGILEX Principal Protected Total Index Series I" on or about October 31, 2005. The Trust will continue indefinitely until terminated. The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following series:

AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I  AGILEX PRINCIPAL PROTECTED 100 SERIES I
AGILEX PRINCIPAL PROTECTED 2000 SERIES I         AGILEX PRINCIPAL PROTECTED 400 SERIES I
AGILEX PRINCIPAL PROTECTED LS SERIES I

AGILEX 500 PROTECTED GROWTH FUND II              AGILEX 100 PROTECTED GROWTH FUND II
AGILEX 2000 PROTECTED GROWTH FUND II             AGILEX 400 PROTECTED GROWTH FUND II
AGILEX TOTAL INDEX PROTECTED GROWTH FUND II      AGILEX LS PROTECTED GROWTH FUND II

AGILEX TOTAL INDEX GROWTH FUND III


Only shares of the Funds are described in this SAI. Information regarding the other series of the Trust is available in separate SAIs.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

SERIES OF THE TRUST

Each series of the Trust may have a different expense ratio and its expenses will affect its performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series and other matters for which separate voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of an offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from that Fund's assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS AND LIQUIDATIONS


The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. In this connection, on September 29, 2005, the Board of Trustees approved the following reorganizations, which are expected to take the place on or about December 2, 2005:

-----------------------------------------------------------------------------------------------
          Acquired Funds                                    Acquiring Funds
-----------------------------------------------------------------------------------------------
AGILEX Principal Protected 100 Series I
AGILEX Principal Protected 400 Series I      AGILEX Principal Protected Total Index Series I
AGILEX Principal Protected 2000 Series I
-----------------------------------------------------------------------------------------------
AGILEX Protected Growth 500 Fund II
AGILEX Protected Growth 100 Fund II
AGILEX Protected Growth 400 Fund II          AGILEX Protected Growth Total Index Fund II
AGILEX Protected Growth 2000 Fund II
-----------------------------------------------------------------------------------------------


The sale or conveyance of assets of series or the reorganization of a series into another investment company registered under the 1940 Act may also be effected by the Trustees without shareholder consent.

The Trustees also may, without prior shareholder approval, liquidate and terminate the Trust or any series or class thereof.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that shareholders of a Fund are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. The Adviser believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC with respect to the shares of each Fund. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS


The financial statements, accompanying notes and report of Deloitte & Touche LLP appearing in the Trust's Annual Report to Shareholders for its fiscal year ended December 31, 2004 are incorporated by this reference into the SAI. The unaudited financial statements and accompanying notes appearing in the Trust's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2005 are incorporated by this reference in the SAI. Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145-1594, serves as the Trust's current independent registered public accounting firm. You may request a copy of the annual or semi-annual report at no charge by calling (866) 726-1700 or by writing the Trust at 200 East Broward Boulevard, Suite 920, Fort Lauderdale, Florida 33301.

                            PART C OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) (1) Certificate of Trust - Incorporated by reference to Exhibit (a)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the Securities and Exchange Commission ("SEC") on June 24, 2002.

          (2) Certificate of Amendment of Certificate of Trust - Incorporated by reference to Exhibit (a)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (3) Form of Trust  Instrument -  Incorporated  by reference to Exhibit
              (a)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (4) Certificate of Amendment of Certificate of Trust - Incorporated by reference to Exhibit (a)(4) of the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on March 19, 2004.

     (b) Form of Bylaws - Incorporated by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

     (c)  Instruments Defining Rights of Security Holders - not applicable

     (d) (1) Form of the Advisory Agreement between the Registrant and Agilex Advisers LLC ("Agilex Advisers") - Incorporated by reference to Exhibit (d)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Amendment No. 1 to the Advisory Agreement between the Registrant and Agilex Advisers - Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

          (3) Amendment No. 2 to the Advisory Agreement between the Registrant and Agilex Advisers - Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

     (e) Underwriting Agreement between the Registrant and Citco Mutual Fund Distributors, Inc. - Filed Herewith.

     (f)  Not applicable.

     (g) Custodian Agreement between the Registrant and Wachovia Bank, N.A. - Incorporated by reference to Exhibit (g) to the Registrant's
          Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on April 29, 2004.

     (h)  (1) Mutual  Fund  Services  Agreement  (fund   administration,   fund
              accounting and transfer agency services) between the Registrant and Citco Mutual Fund Services, Inc. - Incorporated by reference to Exhibit (h)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on April 29, 2004.

          (2) Form of Shareholder Service Plan - Incorporated by reference to Exhibit (h)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (3) Shareholder Service Plan II - Incorporated by reference to Exhibit
              (h)(5) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

          (4) Form of Revised Appendix A, dated December 11, 2003, to the Shareholder Service Plan II - Incorporated by reference to Exhibit
              (h)(6) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

          (5) Form of Shareholder Service Agreement - Incorporated by reference to Exhibit (h)(3) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (6) Form of Shareholder Service Agreement II - Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

     (i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the AGILEX Principal Protected Total Index Series I and AGILEX Total Index Protected Growth Fund II - Filed Herewith.

     (j)  Consent of Independent Auditors - Filed Herewith.

     (k)  Omitted Financial Statements - Not applicable

     (l)  Not applicable

     (m) (1) Form of Rule 12b-1 Plan - Incorporated by reference to Exhibit (m) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

          (2) Distribution Plan II - Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on September 2, 2003.

          (3) Revised Schedule A, dated December 11, 2003, to the Distribution Plan II - Incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on November 10, 2003.

     (n) Form of Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002.

     (o)  Reserved.

     (p) (1) Form of Code of Ethics of the Trust - Incorporated by reference to Exhibit (p)(1) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

          (2) Form of Code of Ethics for AGILEX ADVISERS - Incorporated by reference to Exhibit (p)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

Other Exhibits:

Powers of Attorney of Mrs. Casey - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on June 24, 2002; Power of Attorney of Mr. Fatemi - Incorporated by reference to Other Exhibits to the Registrant's Registration Statement on Form N-1A (File Nos. 333-91050 and 811-21123) as filed with the SEC on January 31, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

None.

ITEM 25. INDEMNIFICATION

Article X of the Trust Instrument states:

          SECTION 10.01 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

          SECTION 10.02 INDEMNIFICATION.

          (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

              (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              (ii) the words "claim" "action" "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expense" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
Person:

              (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

              (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

     SECTION 10.03 SHAREHOLDERS. In case any Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Bylaws states:

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, Officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted adjacent him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or Officer of the Trust against any liability to the Trust of its Shareholders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 10 of the Investment Advisory Agreement between the Registrant and Agilex Advisers states:

     The Trustees of the Trust and the shareholders of each Series shall not be liable for any obligations of the Trust or of the Series under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Series to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Series.

Section (8)(b) of the Underwriting Agreement between the Registrant and Citco Mutual Fund Distributors, Inc. states:

     The Underwriter agrees to indemnify, defend, and hold the Fund, its officers, Directors, employees shareholders and agents, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act of Section 20 of the 1934 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its Directors, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act, the 1934 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Fund for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

Section 8 of the Mutual Fund Services Agreement between the Registrant and Citco Mutual Fund Services, Inc. states:

     CMFS  agrees to  indemnify  and hold  harmless  the  Trust,  its  Trustees, officers, employees and agents, from and against any and all actions, suits, claims, losses, damages, costs, charges, reasonable counsel fees and disbursements, payments, expenses and liabilities (including reasonable investigation expenses) (collectively, "Losses") to which the Trust, its Trustees, officers, employees and agents, may become liable arising directly or indirectly out of CMFS' own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties as set forth in this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The descriptions of AGILEX Advisers under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the managing members and officers of AGILEX Advisers is set forth in AGILEX Adviser's Form ADV filed with the SEC (File No. 801-61261) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter for the Fund is Citco Mutual Fund Distributors, Inc. ("CMFD") which acts as distributor for the Registrant and the following other funds:

            CRA Qualified Investment Fund      811-09221
            The Core Fund                      811-21675
            The Fairholme Fund                 811-09607
            Memorial Funds                     811-08529
            The Penn Street Fund, Inc.         811-09078
            The Quaker Investment Trust        811-06260

     (b) To the best of Registrant's knowledge, the directors and executive officers of CMFD, the distributor for the Registrant, are as follows:

          ----------------------------------------------------------------------

          Name and Principal      Positions and Offices    Positions and Offices
          Business Address*       with Registrant             with Underwriter
          ----------------------------------------------------------------------
          Timothy K. Birdrzycki        None                     Director
          ----------------------------------------------------------------------
          George M. Chamberlain, Jr.   None                  President/Chief
                                                           Compliance Officer/
                                                                Director
          ----------------------------------------------------------------------
          Paul L. Giorgio              None             Chief Financial Officer/
                                                        Financial and Operations
                                                           Principal (FINOP)
          ----------------------------------------------------------------------
          Toni S. Neff                 None                   Secretary
          ----------------------------------------------------------------------
         * All addresses are 83 General Warren Boulevard, Malvern, Pennsylvania 19355.

          (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109, the
Registrant's Custodian. All other records so required to be maintained are maintained at the offices of AGILEX Advisers LLC, 200 East Broward Boulevard, Suite 920, Fort Lauderdale, Florida 33301.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 6 to this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Lauderdale and State of Florida, on the 21st day of October 2005.

                                       AGILEX FUNDS

                                       By: /s/ Robert M. Gunville
                                          -----------------------
                                          Robert M. Gunville
                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                          TITLE           DATE
---------                                          -----           ----

1. Principal Executive Officer:

/s/ Robert M. Gunville
------------------
Robert M. Gunville                                President     October 21, 2005

2. Principal Financial and Accounting Officer:    Treasurer     October 21, 2005

/s/ Charles F. Fistel
-----------------
Charles F. Fistel

3. Trustees                                       Trustees      October 21, 2005

      R. Carol Casey*
      Ali Fatemi*

      /s/ Charles F. Fistel
      ---------------------
      Charles F. Fistel
      *(Attorney-in-fact)

                                INDEX TO EXHIBITS


Exhibits                         Description
--------                         -----------

(e) Underwriting Agreement between the Registrant and Citco Mutual Fund Distributors, Inc.

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the AGILEX Principal Protected Total Index Series I and AGILEX Total Index Protected Growth Fund II

(j)          Consent of Independent Auditors